UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5586
                                                      --------

                      Oppenheimer California Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: July 31
                                                 -------

                      Date of reporting period: 04/30/2008
                                                ----------

================================================================================



ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

     PRINCIPAL
      AMOUNT                                                                 COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
MUNICIPAL BONDS AND NOTES--127.3%
CALIFORNIA--121.3%
 $      2,675,000       Adelanto, CA Elementary School District
                        Community Facilities District No. 1                  5.250%           09/01/2026      $ 2,365,262
                                                                             -----            ----------      -----------
        7,310,000       Adelanto, CA Elementary School District
                        Community Facilities District No. 1                  5.350            09/01/2036        6,273,150
                                                                             -----            ----------      -----------
        2,145,000       Adelanto, CA Elementary School District
                        Community Facilities District No. 1                  5.400            09/01/2036        1,854,631
                                                                             -----            ----------      -----------
           55,000       Adelanto, CA Improvement Agency, Series B            5.500            12/01/2023           55,085
                                                                             -----            ----------      -----------
           50,000       Adelanto, CA Public Financing Authority,
                        Series B                                             6.300            09/01/2028           50,367
                                                                             -----            ----------      -----------
        5,025,000       Agua Mansa, CA Industrial Growth Assoc.
                        Special Tax                                          6.500            09/01/2033        5,088,064
                                                                             -----            ----------      -----------
        1,435,000       Alameda, CA COP                                      5.750            12/01/2021        1,451,761
                                                                             -----            ----------      -----------
          200,000       Alameda, CA Public Financing Authority (1)           5.450            09/02/2014          204,654
                                                                             -----            ----------      -----------
          535,000       Aliso Viejo, CA Community Facility District
                        Special Tax (Glenwood at Aliso)                      5.600            09/01/2021          531,630
                                                                             -----            ----------      -----------
          675,000       Aliso Viejo, CA Community Facility District
                        Special Tax (Glenwood at Aliso)                      5.700            09/01/2022          674,987
                                                                             -----            ----------      -----------
           25,000       Alvord, CA Unified School District Community
                        Facilities District                                  5.875            09/01/2034           25,415
                                                                             -----            ----------      -----------
          100,000       Alvord, CA Unified School District Community
                        Facilities District Special Tax                      4.500            09/01/2017           92,182
                                                                             -----            ----------      -----------
          150,000       Arcadia, CA Hospital (Methodist Hospital of
                        Southern California) (1)                             6.625            11/15/2022          150,149
                                                                             -----            ----------      -----------
          500,000       Arvin, CA Community Redevel. Agency (1)              5.000            09/01/2025          440,390
                                                                             -----            ----------      -----------
        2,435,000       Arvin, CA Community Redevel. Agency                  5.125            09/01/2035        2,035,003
                                                                             -----            ----------      -----------
          990,000       Azusa, CA Special Tax Community Facilities
                        District No. 05-1                                    5.000            09/01/2021          919,245
                                                                             -----            ----------      -----------
        2,730,000       Azusa, CA Special Tax Community Facilities
                        District No. 05-1                                    5.000            09/01/2027        2,334,860
                                                                             -----            ----------      -----------
        9,780,000       Azusa, CA Special Tax Community Facilities
                        District No. 05-1                                    5.000            09/01/2037        7,927,472
                                                                             -----            ----------      -----------
        1,000,000       Bakersfield, CA Improvement Bond Act 1915 (1)        5.000            09/02/2027          881,690
                                                                             -----            ----------      -----------
        1,125,000       Bakersfield, CA Improvement Bond Act 1915 (1)        5.125            09/02/2026        1,013,434
                                                                             -----            ----------      -----------
          465,000       Bakersfield, CA Improvement Bond Act 1915 (1)        5.350            09/02/2022          446,307
                                                                             -----            ----------      -----------
        2,260,000       Bakersfield, CA Improvement Bond Act 1915 (1)        5.400            09/02/2025        2,120,671
                                                                             -----            ----------      -----------
        3,835,000       Bakersfield, CA Improvement Bond Act 1915            7.375            09/02/2028        3,820,849
                                                                             -----            ----------      -----------
        3,700,000       Beaumont, CA Financing Authority, Series A           5.350            09/01/2036        3,188,031
                                                                             -----            ----------      -----------
        1,500,000       Beaumont, CA Financing Authority, Series A           5.750            09/01/2034        1,415,565
                                                                             -----            ----------      -----------
          685,000       Beaumont, CA Financing Authority, Series B           5.000            09/01/2027          590,655
                                                                             -----            ----------      -----------
        3,170,000       Beaumont, CA Financing Authority, Series B           5.050            09/01/2037        2,601,017
                                                                             -----            ----------      -----------
        1,000,000       Beaumont, CA Financing Authority, Series B           5.350            09/01/2028          917,000
                                                                             -----            ----------      -----------
        1,490,000       Beaumont, CA Financing Authority, Series B           5.400            09/01/2035        1,331,136
                                                                             -----            ----------      -----------
        5,000,000       Beaumont, CA Financing Authority, Series B           6.000            09/01/2034        4,911,900
                                                                             -----            ----------      -----------
        1,525,000       Beaumont, CA Financing Authority, Series B           6.000            09/01/2034        1,452,319
                                                                             -----            ----------      -----------
        2,340,000       Beaumont, CA Financing Authority, Series C           5.500            09/01/2035        2,068,139
                                                                             -----            ----------      -----------
        2,925,000       Beaumont, CA Financing Authority, Series D           5.800            09/01/2035        2,791,883
                                                                             -----            ----------      -----------
        5,245,000       Beaumont, CA Financing Authority, Series E           6.250            09/01/2038        5,077,055
                                                                             -----            ----------      -----------
           75,000       Berkeley, CA Unified School District                 5.000            08/01/2022           75,215
                                                                             -----            ----------      -----------
          500,000       Blythe, CA Community Facilities District
                        Special Tax (Hidden Beaches)                         5.300            09/01/2035          429,085
                                                                             -----            ----------      -----------

                    1 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $         30,000       Blythe, CA Redevel. Agency (Redevel. Project
                        No. 1 Tax Allocation)                                5.650%           05/01/2029      $    27,802
                                                                             -----            ----------      -----------
        7,605,000       Brentwood, CA Infrastructure Financing
                        Authority                                            5.200            09/02/2036        6,404,551
                                                                             -----            ----------      -----------
           30,000       Brentwood, CA Infrastructure Financing
                        Authority (Water & Sewer)                            5.625            07/01/2026           30,089
                                                                             -----            ----------      -----------
        2,115,000       Buena Park, CA Community Redevel. Agency Tax
                        Allocation (Construction Redevel.)                   6.250            09/01/2035        2,223,267
                                                                             -----            ----------      -----------
           25,000       Buena Park, CA Special Tax (Park Mall)               6.100            09/01/2028           24,668
                                                                             -----            ----------      -----------
           60,000       Butte County, CA Hsg. Authority (Affordable
                        Hsg. Pool)                                           7.000            10/01/2020           61,692
                                                                             -----            ----------      -----------
        3,025,000       CA ABAG Finance Authority for NonProfit
                        Corporations (Channing House)                        5.500            02/15/2029        2,951,553
                                                                             -----            ----------      -----------
           65,000       CA ABAG Finance Authority for NonProfit
                        Corporations (Redding Assisted Living Corp.)         5.250            11/15/2031           57,004
                                                                             -----            ----------      -----------
       10,000,000       CA ABAG Finance Authority for Nonprofit
                        Corporations (The Jackson Lab)                       5.750            07/01/2037       10,134,200
                                                                             -----            ----------      -----------
           90,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP                                     6.000            08/15/2020           90,127
                                                                             -----            ----------      -----------
          450,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (American Baptist Homes of
                        the West) (1)                                        5.750            10/01/2017          453,447
                                                                             -----            ----------      -----------
          210,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (American Baptist Homes of
                        the West) (1)                                        6.200            10/01/2027          211,348
                                                                             -----            ----------      -----------
          450,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (Lytton Gardens) (1)                6.000            02/15/2019          455,117
                                                                             -----            ----------      -----------
           10,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (Merced Family Health Centers)      5.950            01/01/2024           10,009
                                                                             -----            ----------      -----------
          515,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (O'Connor Woods) (1)                6.200            11/01/2029          521,767
                                                                             -----            ----------      -----------
           25,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (Palo Alto Gardens Apartments)      5.350            10/01/2029           23,571
                                                                             -----            ----------      -----------
        4,300,000       CA ABAG Finance Authority for NonProfit
                        Corporations COP (Redwood Senior Homes &
                        Services)                                            6.125            11/15/2032        4,384,409
                                                                             -----            ----------      -----------
          235,000       CA ABAG Improvement Bond Act 1915 (Windemere
                        Ranch) (1)                                           6.150            09/02/2029          287,995
                                                                             -----            ----------      -----------
           75,000       CA Affordable Hsg. Agency (Merced County Hsg.
                        Authority)                                           6.000            01/01/2023           73,951
                                                                             -----            ----------      -----------
        2,025,000       CA Aztec Shops Auxiliary Organization (San
                        Diego State University)                              6.000            09/01/2031        2,035,409
                                                                             -----            ----------      -----------
       18,530,000       CA County Tobacco Securitization Agency              5.820 (2)        06/01/2033        3,089,507
                                                                             -----            ----------      -----------
       82,110,000       CA County Tobacco Securitization Agency              6.423 (2)        06/01/2046        5,390,522
                                                                             -----            ----------      -----------
       43,500,000       CA County Tobacco Securitization Agency              5.890 (2)        06/01/2046        2,855,775
                                                                             -----            ----------      -----------
      347,900,000       CA County Tobacco Securitization Agency              7.550 (2)        06/01/2055        6,968,437
                                                                             -----            ----------      -----------
       20,000,000       CA County Tobacco Securitization Agency              6.300 (2)        06/01/2055          475,600
                                                                             -----            ----------      -----------
      123,750,000       CA County Tobacco Securitization Agency              7.251 (2)        06/01/2055        2,478,713
                                                                             -----            ----------      -----------
       71,700,000       CA County Tobacco Securitization Agency              7.000 (2)        06/01/2055        1,705,026
                                                                             -----            ----------      -----------
      409,500,000       CA County Tobacco Securitization Agency              8.251 (2)        06/01/2055        8,202,285
                                                                             -----            ----------      -----------
       39,700,000       CA County Tobacco Securitization Agency              5.750 (2)        06/01/2057        1,044,507
                                                                             -----            ----------      -----------

                    2 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $     45,600,000       CA County Tobacco Securitization Agency              6.125% (2)       06/01/2057      $   925,224
                                                                             -----            ----------      -----------
       51,500,000       CA County Tobacco Securitization Agency              6.700  (2)       06/01/2057          873,440
                                                                             -----            ----------      -----------
       55,250,000       CA County Tobacco Securitization Agency              6.901  (2)       06/01/2057          937,040
                                                                             -----            ----------      -----------
       10,530,000       CA County Tobacco Securitization Agency              5.000            06/01/2047        8,335,548
                                                                             -----            ----------      -----------
        5,000,000       CA County Tobacco Securitization Agency (TASC) (1)   0.000  (3)       06/01/2036        3,658,200
                                                                             -----            ----------      -----------
       28,225,000       CA County Tobacco Securitization Agency (TASC)       0.000  (3)       06/01/2041       20,567,558
                                                                             -----            ----------      -----------
       28,270,000       CA County Tobacco Securitization Agency (TASC)       0.000  (3)       06/01/2046       20,619,573
                                                                             -----            ----------      -----------
       86,970,000       CA County Tobacco Securitization Agency (TASC)       6.375  (2)       06/01/2046        5,170,367
                                                                             -----            ----------      -----------
       65,800,000       CA County Tobacco Securitization Agency (TASC)       6.600  (2)       06/01/2046        3,197,880
                                                                             -----            ----------      -----------
       16,815,000       CA County Tobacco Securitization Agency (TASC)       5.125            06/01/2038       14,045,233
                                                                             -----            ----------      -----------
        3,725,000       CA County Tobacco Securitization Agency (TASC)       5.125            06/01/2038        3,111,418
                                                                             -----            ----------      -----------
       11,435,000       CA County Tobacco Securitization Agency (TASC)       5.250            06/01/2045        9,481,445
                                                                             -----            ----------      -----------
        5,815,000       CA County Tobacco Securitization Agency (TASC)       5.250            06/01/2045        4,821,565
                                                                             -----            ----------      -----------
        6,000,000       CA County Tobacco Securitization Agency (TASC)       5.250            06/01/2046        4,968,360
                                                                             -----            ----------      -----------
        4,375,000       CA County Tobacco Securitization Agency (TASC)       5.750            06/01/2029        4,200,438
                                                                             -----            ----------      -----------
        6,230,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2027        6,100,291
                                                                             -----            ----------      -----------
        9,125,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2035        8,657,526
                                                                             -----            ----------      -----------
        1,250,000       CA County Tobacco Securitization Agency (TASC)       5.875            06/01/2043        1,180,200
                                                                             -----            ----------      -----------
       10,545,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2035       10,175,503
                                                                             -----            ----------      -----------
       21,960,000       CA County Tobacco Securitization Agency (TASC)       6.000            06/01/2042       21,128,155
                                                                             -----            ----------      -----------
       10,025,000       CA County Tobacco Securitization Agency (TASC)       6.125            06/01/2038        9,828,711
                                                                             -----            ----------      -----------
           50,000       CA County Tobacco Securitization Agency (TASC)       6.125            06/01/2043           48,973
                                                                             -----            ----------      -----------
        9,975,000       CA Dept. of Veterans Affairs Home Purchase (4)       5.000            12/01/2027        9,624,253
                                                                             -----            ----------      -----------
           45,000       CA Dept. of Veterans Affairs Home Purchase           5.200            12/01/2027           45,002
                                                                             -----            ----------      -----------
        2,925,000       CA Dept. of Veterans Affairs Home Purchase (1)       5.500            12/01/2019        2,967,910
                                                                             -----            ----------      -----------
           20,000       CA Dept. of Water Resources (Center Valley)          5.000            12/01/2029           20,055
                                                                             -----            ----------      -----------
           15,000       CA Dept. of Water Resources (Center Valley)          5.400            07/01/2012           15,034
                                                                             -----            ----------      -----------
           55,000       CA Educational Facilities Authority (Golden
                        Gate University)                                     5.500            10/01/2031           52,458
                                                                             -----            ----------      -----------
        2,500,000       CA Enterprise Devel. Authority (Anheuser-Busch
                        Companies)                                           5.300            09/01/2047        2,268,200
                                                                             -----            ----------      -----------
       10,000,000       CA Foothill Eastern Transportation Corridor
                        Agency Toll Road (1)                                 5.877  (2)       01/15/2030        2,665,200
                                                                             -----            ----------      -----------
           45,000       CA GO                                                5.000            04/01/2022           45,718
                                                                             -----            ----------      -----------
          200,000       CA GO (1)                                            5.000            02/01/2023          201,664
                                                                             -----            ----------      -----------
           10,000       CA GO                                                5.000            10/01/2023           10,016
                                                                             -----            ----------      -----------
            5,000       CA GO                                                5.125            02/01/2027            5,079
                                                                             -----            ----------      -----------
           20,000       CA GO                                                5.125            03/01/2031           20,185
                                                                             -----            ----------      -----------
            5,000       CA GO                                                5.125            06/01/2031            5,039
                                                                             -----            ----------      -----------
           25,000       CA GO                                                5.500            04/01/2019           25,268
                                                                             -----            ----------      -----------
          140,000       CA GO (1)                                            5.500            03/01/2020          141,036
                                                                             -----            ----------      -----------
            5,000       CA GO                                                5.500            10/01/2022            5,038
                                                                             -----            ----------      -----------
          200,000       CA GO (1)                                            6.250            10/01/2019          203,052
                                                                             -----            ----------      -----------
           60,000       CA GO                                                6.250            10/01/2019           60,747
                                                                             -----            ----------      -----------
       78,410,000       CA Golden State Tobacco Securitization Corp.
                        (TASC) (1)                                           0.000  (3)       06/01/2037       48,090,421
                                                                             -----            ----------      -----------
      205,940,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               6.902  (2)       06/01/2047       12,587,053
                                                                             -----            ----------      -----------

                    3 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      5,150,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               5.000%           06/01/2045      $ 4,860,416
                                                                             -----            ----------      -----------
      150,795,000       CA Golden State Tobacco Securitization Corp.
                        (TASC)                                               5.125            06/01/2047      122,039,901
                                                                             -----            ----------      -----------
          495,000       CA Health Facilities Financing Authority
                        (Hospital of the Good Samaritan) (1)                 7.000            09/01/2021          495,005
                                                                             -----            ----------      -----------
        2,500,000       CA Health Facilities Financing Authority
                        (Kaiser Permanente)                                  5.500            06/01/2022        2,554,300
                                                                             -----            ----------      -----------
        1,575,000       CA Health Facilities Financing Authority
                        (Pomona Valley Hospital Medical Center)              5.625            07/01/2019        1,578,323
                                                                             -----            ----------      -----------
          140,000       CA Health Facilities Financing Authority
                        (Sutter Health) (1)                                  5.250            08/15/2027          142,598
                                                                             -----            ----------      -----------
           80,000       CA Health Facilities Financing Authority
                        (Sutter Health)                                      5.350            08/15/2028           82,191
                                                                             -----            ----------      -----------
       30,500,000       CA Health Facilities Financing Authority
                        (Sutter Health/California Pacific Medical
                        Center)                                              5.250            11/15/2046       30,636,640
                                                                             -----            ----------      -----------
       10,000,000       CA HFA (Home Mtg.) (4)                               5.050            02/01/2029        9,541,600
                                                                             -----            ----------      -----------
       17,000,000       CA HFA (Home Mtg.)                                   5.500            02/01/2042       17,306,340
                                                                             -----            ----------      -----------
           25,000       CA HFA (Multifamily Hsg.)                            5.375            08/01/2028           25,128
                                                                             -----            ----------      -----------
          205,000       CA HFA (Multifamily Hsg.) (1)                        5.950            08/01/2028          206,861
                                                                             -----            ----------      -----------
          380,000       CA HFA (Multifamily Hsg.), Series A (1)              5.900            02/01/2028          380,847
                                                                             -----            ----------      -----------
           95,000       CA HFA (Multifamily Hsg.), Series B                  5.500            08/01/2039           94,289
                                                                             -----            ----------      -----------
           30,000       CA HFA, Series A                                     5.600            08/01/2011           30,308
                                                                             -----            ----------      -----------
          215,000       CA HFA, Series B-1 (1)                               5.600            08/01/2017          217,318
                                                                             -----            ----------      -----------
       10,060,000       CA HFA, Series C                                     5.750            08/01/2030       10,353,450
                                                                             -----            ----------      -----------
       13,545,000       CA HFA, Series E                                     5.000            02/01/2024       13,226,557
                                                                             -----            ----------      -----------
        8,190,000       CA HFA, Series E                                     5.050            02/01/2026        7,955,602
                                                                             -----            ----------      -----------
       15,770,000       CA Home Mtg. Finance Authority (Homebuyers
                        Fund) (4)                                            5.800            08/01/2043       15,812,290
                                                                             -----            ----------      -----------
        5,000,000       CA Home Mtg. Finance Authority (Homebuyers
                        Fund) (1)                                            6.000            02/01/2033        5,346,400
                                                                             -----            ----------      -----------
        3,000,000       CA Home Mtg. Finance Authority (Homebuyers
                        Fund)                                                6.000            02/01/2049        3,027,660
                                                                             -----            ----------      -----------
        4,560,000       CA Home Mtg. Finance Authority (Homebuyers
                        Fund)                                                6.100            02/01/2046        4,563,283
                                                                             -----            ----------      -----------
           40,000       CA Independent Cities Lease Finance Authority
                        (Caritas Affordable Hsg.)                            5.375            08/15/2040           35,289
                                                                             -----            ----------      -----------
        4,000,000       CA Independent Cities Lease Finance Authority
                        (Caritas)                                            5.200            08/15/2045        3,511,760
                                                                             -----            ----------      -----------
          130,000       CA Independent Cities Lease Finance Authority
                        (El Granada Mobile Home Park) (1)                    6.000            05/15/2034          127,894
                                                                             -----            ----------      -----------
        3,000,000       CA Independent Cities Lease Finance Authority
                        (San Juan Mobile Estates)                            5.125            05/15/2041        2,653,680
                                                                             -----            ----------      -----------
          500,000       CA Independent Cities Lease Finance Authority
                        (San Juan Mobile Estates) (1)                        5.450            05/15/2026          468,620
                                                                             -----            ----------      -----------
        4,885,000       CA Infrastructure & Economic Devel. (Copia:
                        The American Center for Wine, Food and the
                        Arts)                                                5.530 (2)        12/01/2026          930,299
                                                                             -----            ----------      -----------
        3,620,000       CA Infrastructure & Economic Devel. (Copia:
                        The American Center for Wine, Food and the
                        Arts)                                                5.550 (2)        12/01/2027          622,314
                                                                             -----            ----------      -----------
       25,250,000       CA Infrastructure & Economic Devel. (Copia:
                        The American Center for Wine, Food and the
                        Arts)                                                5.624 (2)        12/01/2032        2,660,845
                                                                             -----            ----------      -----------

                    4 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $     26,275,000       CA Infrastructure & Economic Devel. (Copia:
                        The American Center for Wine, Food and the
                        Arts)                                                5.655% (2)       12/01/2037      $ 1,732,311
                                                                             -----            ----------      -----------
        6,430,000       CA Infrastructure & Economic Devel. (Copia:
                        The American Center for Wine, Food and the
                        Arts) (1)                                            5.000            12/01/2032        3,645,617
                                                                             -----            ----------      -----------
          110,000       CA Lee Lake Water District Community
                        Facilities District No. 1 (Sycamore Creek)           6.000            09/01/2033          104,970
                                                                             -----            ----------      -----------
           65,000       CA M-S-R Public Power Agency (San Juan)              6.000            07/01/2022           69,737
                                                                             -----            ----------      -----------
           30,000       CA Maritime Infrastructure Authority (Santa
                        Cruz Port District)                                  5.750            05/01/2024           29,584
                                                                             -----            ----------      -----------
           10,000       CA Mobilehome Park Financing Authority
                        (Palomar Estates East & West)                        5.100            09/15/2023            9,389
                                                                             -----            ----------      -----------
        2,100,000       CA Municipal Finance Authority
                        (ECHS/AHEF/HK-8CS Obligated Group)                   5.250            06/01/2036        1,857,534
                                                                             -----            ----------      -----------
          120,000       CA Pollution Control Financing Authority
                        (Browning-Ferris Industries) (1)                     5.800            12/01/2016          112,320
                                                                             -----            ----------      -----------
       14,500,000       CA Pollution Control Financing Authority
                        (Browning-Ferris Industries)                         6.875            11/01/2027       14,500,145
                                                                             -----            ----------      -----------
       27,430,000       CA Pollution Control Financing Authority
                        (Pacific Gas and Electric Company)                   4.750            12/01/2023       23,807,320
                                                                             -----            ----------      -----------
       25,000,000       CA Pollution Control Financing Authority
                        (Pacific Gas and Electric Company)                   4.750            12/01/2023       21,698,250
                                                                             -----            ----------      -----------
        1,005,000       CA Pollution Control Financing Authority
                        (Sacramento Biosolids Facility) (1)                  5.500            12/01/2024          893,093
                                                                             -----            ----------      -----------
          185,000       CA Pollution Control Financing Authority (San
                        Diego Gas & Electric Company) (1)                    5.850            06/01/2021          185,270
                                                                             -----            ----------      -----------
        1,015,000       CA Pollution Control Financing Authority (San
                        Diego Gas & Electric Company) (1)                    5.850            06/01/2021        1,015,771
                                                                             -----            ----------      -----------
        5,000,000       CA Port of Oakland, Series K (4)                     5.750            11/01/2015        5,086,625
                                                                             -----            ----------      -----------
        5,000,000       CA Port of Oakland, Series K (4)                     5.875            11/01/2017        5,073,100
                                                                             -----            ----------      -----------
       20,500,000       CA Port of Oakland, Series L (4)                     5.000            11/01/2032       19,155,815
                                                                             -----            ----------      -----------
           25,000       CA Port of Oakland, Series L                         5.000            11/01/2023           24,010
                                                                             -----            ----------      -----------
        9,720,000       CA Port of Oakland, Series N (4)                     5.000            11/01/2022        9,543,145
                                                                             -----            ----------      -----------
           25,000       CA Public Works (Dept. of Corrections)               5.250            06/01/2028           25,434
                                                                             -----            ----------      -----------
          100,000       CA Public Works (Dept. of General Services) (1)      5.000            12/01/2027          100,851
                                                                             -----            ----------      -----------
          440,000       CA Public Works (State Universities) (1)             5.500            12/01/2018          440,510
                                                                             -----            ----------      -----------
       12,000,000       CA Public Works (Various Community Colleges)         5.625            03/01/2016       12,028,560
                                                                             -----            ----------      -----------
          100,000       CA Public Works (Various State Universities)         5.400            10/01/2022          102,131
                                                                             -----            ----------      -----------
       11,780,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.400            08/01/2035       11,623,444
                                                                             -----            ----------      -----------
        4,465,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.) (1)                                     5.400            12/01/2036        4,453,168
                                                                             -----            ----------      -----------
        9,925,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.400            06/01/2048        9,807,290
                                                                             -----            ----------      -----------
        4,950,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.450            02/01/2048        4,605,827
                                                                             -----            ----------      -----------
       24,565,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.500            02/01/2043       24,663,997
                                                                             -----            ----------      -----------
        3,970,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.500            08/01/2047        3,796,670
                                                                             -----            ----------      -----------

                    5 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $        495,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.500%           08/01/2047      $   466,825
                                                                             -----            ----------      -----------
       13,420,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.650            02/01/2049       12,271,651
                                                                             -----            ----------      -----------
        8,585,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.) (1)                                     5.700            02/01/2033        9,097,009
                                                                             -----            ----------      -----------
        6,230,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.700            08/01/2044        6,052,009
                                                                             -----            ----------      -----------
        5,970,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.750            02/01/2044        6,165,816
                                                                             -----            ----------      -----------
        4,350,000       CA Rural Home Mtg. Finance Authority (Single
                        Family Mtg.)                                         5.750            02/01/2046        4,169,606
                                                                             -----            ----------      -----------
       34,000,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            5.621 (2)        06/01/2036        4,575,720
                                                                             -----            ----------      -----------
       21,465,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            5.680 (2)        06/01/2041        2,021,359
                                                                             -----            ----------      -----------
       17,650,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            5.850 (2)        06/01/2047          974,457
                                                                             -----            ----------      -----------
      165,000,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            6.300 (2)        06/01/2056        3,625,050
                                                                             -----            ----------      -----------
      100,000,000       CA Silicon Valley Tobacco Securitization
                        Authority                                            6.850 (2)        06/01/2056        1,843,000
                                                                             -----            ----------      -----------
          100,000       CA Statewide CDA                                     0.527 (2)        09/01/2028           24,674
                                                                             -----            ----------      -----------
          100,000       CA Statewide CDA                                     6.773 (2)        09/01/2034           15,486
                                                                             -----            ----------      -----------
          250,000       CA Statewide CDA (1)                                 5.000            09/02/2018          240,320
                                                                             -----            ----------      -----------
          245,000       CA Statewide CDA (1)                                 5.000            09/02/2019          232,468
                                                                             -----            ----------      -----------
          245,000       CA Statewide CDA (1)                                 5.125            09/02/2020          233,350
                                                                             -----            ----------      -----------
        2,950,000       CA Statewide CDA (1)                                 5.125            09/02/2025        2,681,285
                                                                             -----            ----------      -----------
        8,495,000       CA Statewide CDA                                     5.200            09/02/2036        7,154,064
                                                                             -----            ----------      -----------
           25,000       CA Statewide CDA                                     6.625            09/01/2027           25,015
                                                                             -----            ----------      -----------
           50,000       CA Statewide CDA                                     6.750            09/01/2037           51,497
                                                                             -----            ----------      -----------
           15,000       CA Statewide CDA                                     7.000            07/01/2022           15,014
                                                                             -----            ----------      -----------
           25,000       CA Statewide CDA (Arc of San Diego) COP              5.625            05/01/2021           25,291
                                                                             -----            ----------      -----------
        5,400,000       CA Statewide CDA (Berkeley Montessori School)        7.250            10/01/2033        5,716,980
                                                                             -----            ----------      -----------
          265,000       CA Statewide CDA (California Odd Fellow Hsg.)        5.500            10/01/2023          265,133
                                                                             -----            ----------      -----------
          825,000       CA Statewide CDA (Citrus Gardens Apartments) (1)     6.500            07/01/2032          816,478
                                                                             -----            ----------      -----------
        1,395,000       CA Statewide CDA (Citrus Gardens Apartments) (1)     9.000            07/01/2032        1,348,839
                                                                             -----            ----------      -----------
        1,250,000       CA Statewide CDA (East Tabor Apartments) (1)         6.850            08/20/2036        1,342,888
                                                                             -----            ----------      -----------
           50,000       CA Statewide CDA (Eastfield Ming Quong)              5.500            06/01/2012           50,081
                                                                             -----            ----------      -----------
        5,000,000       CA Statewide CDA (Fairfield Apartments) (5)          7.250            01/01/2035        2,289,000
                                                                             -----            ----------      -----------
        4,180,000       CA Statewide CDA (Family House & Hsg.
                        Foundation-Torrence I)                               7.000            04/20/2036        4,587,383
                                                                             -----            ----------      -----------
           60,000       CA Statewide CDA (GP Steinbeck)                      5.492 (2)        03/20/2022           26,758
                                                                             -----            ----------      -----------
        1,000,000       CA Statewide CDA (Huntington Park Charter
                        School)                                              5.250            07/01/2042          820,480
                                                                             -----            ----------      -----------
        1,145,000       CA Statewide CDA (International School
                        Peninsula) (1)                                       5.000            11/01/2025        1,000,054
                                                                             -----            ----------      -----------
        1,000,000       CA Statewide CDA (International School
                        Peninsula) (1)                                       5.000            11/01/2029          846,460
                                                                             -----            ----------      -----------
        5,000,000       CA Statewide CDA (John F. Kennedy University)        6.750            10/01/2033        5,000,750
                                                                             -----            ----------      -----------
      100,000,000       CA Statewide CDA (Kaiser Permanente) (4)             2.587 (6)        04/01/2036       72,504,877
                                                                             -----            ----------      -----------
        2,050,000       CA Statewide CDA (Kaiser Permanente) (1)             5.300            12/01/2015        2,155,698
                                                                             -----            ----------      -----------
        2,750,000       CA Statewide CDA (Live Oak School) (1)               6.750            10/01/2030        2,814,433
                                                                             -----            ----------      -----------
        6,000,000       CA Statewide CDA (Marin Montessori School)           7.000            10/01/2033        6,311,580
                                                                             -----            ----------      -----------

                    6 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      6,240,000       CA Statewide CDA (Mountain Shadows Community)        5.000%           07/01/2031      $ 5,065,882
                                                                             -----            ----------      -----------
        1,400,000       CA Statewide CDA (Napa Valley Hospice) (1)           7.000            01/01/2034        1,413,790
                                                                             -----            ----------      -----------
        1,650,000       CA Statewide CDA (Notre Dame de Namur
                        University) (1)                                      6.500            10/01/2023        1,593,141
                                                                             -----            ----------      -----------
        1,635,000       CA Statewide CDA (Notre Dame de Namur
                        University) (1)                                      6.625            10/01/2033        1,546,808
                                                                             -----            ----------      -----------
           50,000       CA Statewide CDA (Quail Ridge Apartments)            5.250            07/01/2022           47,993
                                                                             -----            ----------      -----------
           30,000       CA Statewide CDA (Quail Ridge Apartments)            5.375            07/01/2032           27,143
                                                                             -----            ----------      -----------
        1,415,000       CA Statewide CDA (Quail Ridge Apartments) (1)        6.500            07/01/2032        1,391,992
                                                                             -----            ----------      -----------
        2,050,000       CA Statewide CDA (Quail Ridge Apartments) (1)        9.000            07/01/2032        1,972,715
                                                                             -----            ----------      -----------
          425,000       CA Statewide CDA (Rio Bravo) (1)                     6.300            12/01/2018          394,443
                                                                             -----            ----------      -----------
        1,845,000       CA Statewide CDA (Sonoma Country Day School) (1)     6.000            01/01/2029        1,675,592
                                                                             -----            ----------      -----------
       18,500,000       CA Statewide CDA (St. Josephs)                       5.750            07/01/2047       19,221,685
                                                                             -----            ----------      -----------
          220,000       CA Statewide CDA (Stonehaven Student Hsg.) (1)       5.875            07/01/2032          201,956
                                                                             -----            ----------      -----------
           15,000       CA Statewide CDA (Sutter Health Obligated
                        Group)                                               5.500            08/15/2034           15,268
                                                                             -----            ----------      -----------
          450,000       CA Statewide CDA (Sycamore)                          6.000            03/20/2038          465,566
                                                                             -----            ----------      -----------
        4,000,000       CA Statewide CDA (Turning Point)                     6.500            11/01/2031        4,061,000
                                                                             -----            ----------      -----------
        1,000,000       CA Statewide CDA (Valleycare Health System) (1)      5.125            07/15/2031          844,200
                                                                             -----            ----------      -----------
          260,000       CA Statewide CDA COP (Children's Hospital of
                        Los Angeles) (1)                                     5.250            08/15/2029          245,349
                                                                             -----            ----------      -----------
          165,000       CA Statewide CDA COP (Internext Group) (1)           5.375            04/01/2030          157,238
                                                                             -----            ----------      -----------
          270,000       CA Statewide CDA Special Tax Community
                        Facilities District No. 97                           6.842 (2)        09/01/2022          120,374
                                                                             -----            ----------      -----------
        9,690,000       CA Statewide CDA, Series A                           5.150            09/02/2037        8,078,069
                                                                             -----            ----------      -----------
          490,000       CA Statewide CDA, Series A (1)                       5.200            09/02/2025          449,301
                                                                             -----            ----------      -----------
        3,945,000       CA Statewide CDA, Series A (1)                       5.350            09/02/2035        3,410,768
                                                                             -----            ----------      -----------
        8,005,000       CA Statewide CDA, Series B                           6.250            09/02/2037        7,758,686
                                                                             -----            ----------      -----------
       45,175,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           6.375 (2)        06/01/2046        2,685,654
                                                                             -----            ----------      -----------
      220,000,000       CA Statewide Financing Authority Tobacco
                        Settlement                                           7.876 (2)        06/01/2055        4,406,600
                                                                             -----            ----------      -----------
        5,000,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC) (1)                                6.000            05/01/2037        4,820,600
                                                                             -----            ----------      -----------
       11,745,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000            05/01/2043       11,297,516
                                                                             -----            ----------      -----------
       30,010,000       CA Statewide Financing Authority Tobacco
                        Settlement (TASC)                                    6.000            05/01/2043       28,866,619
                                                                             -----            ----------      -----------
        3,675,000       CA Valley Health System COP (5,7)                    6.875            05/15/2023        2,546,775
                                                                             -----            ----------      -----------
          280,000       CA Valley Health System, Series A (7)                6.500            05/15/2025          194,040
                                                                             -----            ----------      -----------
        1,375,000       CA Valley Sanitation District (1)                    5.200            09/02/2030        1,192,634
                                                                             -----            ----------      -----------
          120,000       CA Veterans GO (1)                                   4.700            12/01/2012          120,091
                                                                             -----            ----------      -----------
           25,000       CA Veterans GO, Series BP                            5.500            12/01/2026           25,004
                                                                             -----            ----------      -----------
          165,000       CA Veterans GO, Series BR (1)                        5.250            12/01/2026          165,026
                                                                             -----            ----------      -----------
        3,000,000       CA Veterans GO, Series BX (1)                        5.500            12/01/2031        3,004,410
                                                                             -----            ----------      -----------
           25,000       CA Water Resource Devel. GO, Series S                5.500            04/01/2009           25,066
                                                                             -----            ----------      -----------
          100,000       CA Western Hills Water District Special Tax          5.000            09/01/2014           84,045
                                                                             -----            ----------      -----------
           25,000       CA Western Hills Water District Special Tax          5.200            09/01/2019           18,571
                                                                             -----            ----------      -----------

                    7 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $         25,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 5.700%           09/01/2011      $    23,387
                                                                             -----            ----------      -----------
          105,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.000            09/01/2024           76,270
                                                                             -----            ----------      -----------
        4,495,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.125            09/01/2031        3,047,205
                                                                             -----            ----------      -----------
          265,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.700            09/01/2020          219,494
                                                                             -----            ----------      -----------
           40,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.750            09/01/2022           32,452
                                                                             -----            ----------      -----------
        3,495,000       CA Western Hills Water District Special Tax
                        (Diablo Grande Community Facilities)                 6.875            09/01/2031        2,611,499
                                                                             -----            ----------      -----------
           10,000       CA William S. Hart Joint School Financing
                        Authority                                            5.600            09/01/2023            9,833
                                                                             -----            ----------      -----------
           10,000       CA William S. Hart Union School District             6.000            09/01/2033            9,591
                                                                             -----            ----------      -----------
        2,500,000       Calexico, CA Community Facilities District No.
                        2005-1 Special Tax (Hearthstone)                     5.500            09/01/2036        2,202,750
                                                                             -----            ----------      -----------
        2,325,000       Calexico, CA Community Facilities District No.
                        2005-1 Special Tax (Hearthstone)                     5.550            09/01/2036        2,064,763
                                                                             -----            ----------      -----------
          175,000       Campbell, CA (Civic Center) COP                      5.250            10/01/2028          178,274
                                                                             -----            ----------      -----------
           25,000       Carlsbad, CA Improvement Bond Act 1915               5.500            09/02/2028           22,842
                                                                             -----            ----------      -----------
          845,000       Carlsbad, CA Special Tax                             6.150            09/01/2038          807,879
                                                                             -----            ----------      -----------
        3,730,000       Carlsbad, CA Special Tax                             6.200            09/01/2038        3,581,210
                                                                             -----            ----------      -----------
          200,000       Carlsbad, CA Unified School District COP
                        (Aviara Oaks Middle School)                          5.300            06/01/2022          200,258
                                                                             -----            ----------      -----------
        1,320,000       Carson, CA Improvement Bond Act 1915 (1)             7.375            09/02/2022        1,326,481
                                                                             -----            ----------      -----------
        4,510,000       Castaic, CA Union School District Community
                        Facilities District No. 92-1                         9.000            10/01/2019        4,569,938
                                                                             -----            ----------      -----------
           50,000       Central CA Joint Powers Health Financing
                        Authority COP (CHCC/FCHMC/SHF Obligated Group)       6.000            02/01/2030           53,580
                                                                             -----            ----------      -----------
            5,000       Chino Valley, CA Unified School District COP         5.000            09/01/2026            5,107
                                                                             -----            ----------      -----------
        2,190,000       Chino, CA Community Facilities District
                        Special Tax                                          5.150            09/01/2036        1,865,354
                                                                             -----            ----------      -----------
           45,000       Chino, CA Community Facilities District
                        Special Tax                                          5.950            09/01/2033           43,428
                                                                             -----            ----------      -----------
           50,000       Chino, CA Community Facilities District
                        Special Tax No. 10                                   6.850            09/01/2020           51,715
                                                                             -----            ----------      -----------
        1,000,000       Chino, CA Community Facilities District
                        Special Tax No. 2005-1                               5.000            09/01/2023          920,810
                                                                             -----            ----------      -----------
        1,625,000       Chino, CA Community Facilities District
                        Special Tax No. 2005-1                               5.000            09/01/2027        1,424,361
                                                                             -----            ----------      -----------
        2,175,000       Chowchilla, CA Community Facilities Sales Tax
                        District                                             5.000            09/01/2037        1,770,320
                                                                             -----            ----------      -----------
          675,000       Chowchilla, CA Redevel. Agency (1)                   5.000            08/01/2037          644,814
                                                                             -----            ----------      -----------
        2,000,000       Chula Vista, CA Community Facilities District
                        (Otay Ranch Village Seven)                           5.250            09/01/2026        1,839,600
                                                                             -----            ----------      -----------
        2,665,000       Chula Vista, CA Community Facilities District
                        (Otay Ranch Village Seven)                           5.350            09/01/2036        2,340,137
                                                                             -----            ----------      -----------
          210,000       Chula Vista, CA Hsg. Authority (Oxford Terrace
                        Apartments)                                          5.625            12/20/2042          200,460
                                                                             -----            ----------      -----------
        6,065,000       Coalinga, CA Regional Medical Center COP             5.850            09/01/2043        5,991,189
                                                                             -----            ----------      -----------
        2,100,000       Colton, CA Community Facilities District
                        Special Tax                                          7.500            09/01/2020        2,169,132
                                                                             -----            ----------      -----------
           25,000       Contra Costa County, CA Public Financing
                        Authority Tax Allocation                             5.850            08/01/2033           28,273
                                                                             -----            ----------      -----------

                    8 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $          5,000       Contra Costa County, CA Public Financing
                        Authority Tax Allocation                             5.850%           08/01/2033      $     4,533
                                                                             -----            ----------      -----------
        1,000,000       Corona, CA Community Facilities District
                        (Buchanan Street)                                    5.150            09/01/2036          845,960
                                                                             -----            ----------      -----------
        1,975,000       Corona-Norco, CA Unified School District             6.000            09/01/2037        1,854,703
                                                                             -----            ----------      -----------
        1,000,000       Daly City, CA Hsg. Devel. Finance Agency
                        (Third Tier Francsican)                              6.500            12/15/2047          899,640
                                                                             -----            ----------      -----------
        3,280,000       East Palo Alto, CA Redevel. Agency Tax
                        Allocation (University Circle Gateway) (1)           6.625            10/01/2029        3,499,170
                                                                             -----            ----------      -----------
          200,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax                               5.000            09/01/2030          168,722
                                                                             -----            ----------      -----------
          340,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax                               5.000            09/01/2037          276,740
                                                                             -----            ----------      -----------
          200,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax                               5.100            09/01/2037          165,416
                                                                             -----            ----------      -----------
        3,740,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax                               5.250            09/01/2035        3,245,946
                                                                             -----            ----------      -----------
           25,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax (Crown Valley Village)        5.400            09/01/2023           23,784
                                                                             -----            ----------      -----------
        1,500,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax (Crown Valley Village)        5.625            09/01/2034        1,355,415
                                                                             -----            ----------      -----------
          425,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax No. 2003-25                   5.000            09/01/2036          356,052
                                                                             -----            ----------      -----------
           20,000       Eastern CA Municipal Water District Community
                        Facilities Special Tax No. 2004-26                   5.000            09/01/2025           17,812
                                                                             -----            ----------      -----------
          525,000       Eastern CA Municipal Water District
                        Improvement Bond Act 1915                            5.200            09/01/2036          453,726
                                                                             -----            ----------      -----------
        1,725,000       Eastern CA Municipal Water District
                        Improvement Bond Act 1915 (1)                        5.500            09/02/2035        1,524,590
                                                                             -----            ----------      -----------
        1,205,000       Eastern CA Municipal Water District
                        Improvement Bond Act 1915 (Faircrest)                5.250            09/01/2036        1,049,386
                                                                             -----            ----------      -----------
        4,000,000       El Dorado County, CA Special Tax                     5.250            09/01/2035        3,407,040
                                                                             -----            ----------      -----------
        1,900,000       El Dorado County, CA Special Tax                     5.350            09/01/2035        1,642,721
                                                                             -----            ----------      -----------
        5,750,000       Elk Grove, CA Special Tax Community Facilities
                        District No. 2005-1X                                 5.200            09/01/2027        3,994,583
                                                                             -----            ----------      -----------
       22,500,000       Elk Grove, CA Special Tax Community Facilities
                        District No. 2005-1X (1)                             5.250            09/01/2037       14,600,250
                                                                             -----            ----------      -----------
           25,000       Etiwanda, CA School District Special Tax             5.400            09/01/2035           21,775
                                                                             -----            ----------      -----------
       10,300,000       Etiwanda, CA School District Special Tax
                        Community Facilities District No. 2004-2             6.000            09/01/2037        9,763,061
                                                                             -----            ----------      -----------
        6,000,000       Fairfield, CA Community Facilities District
                        Special Tax (Fairfield Commons)                      6.875            09/01/2038        5,995,440
                                                                             -----            ----------      -----------
          700,000       Farmersville, CA Unified School District COP         5.000            08/01/2026          659,176
                                                                             -----            ----------      -----------
          100,000       Fillmore, CA Public Financing (Central City
                        Redevel.)                                            5.500            06/01/2031           90,723
                                                                             -----            ----------      -----------
          935,000       Fillmore, CA Redevel. Agency Tax Allocation (1)      5.000            05/01/2016          916,599
                                                                             -----            ----------      -----------
        1,080,000       Fillmore, CA Redevel. Agency Tax Allocation (1)      5.000            05/01/2017        1,045,408
                                                                             -----            ----------      -----------
        1,135,000       Fillmore, CA Redevel. Agency Tax Allocation (1)      5.000            05/01/2018        1,092,199
                                                                             -----            ----------      -----------
        4,000,000       Fillmore, CA Redevel. Agency Tax Allocation (1)      5.125            05/01/2021        3,782,000
                                                                             -----            ----------      -----------
        3,000,000       Fillmore, CA Redevel. Agency Tax Allocation (1)      5.300            05/01/2023        2,855,370
                                                                             -----            ----------      -----------
       15,000,000       Fillmore, CA Redevel. Agency Tax Allocation (1)      5.375            05/01/2031       13,235,400
                                                                             -----            ----------      -----------

                    9 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      1,000,000       Folsom, CA Special Tax Community Facilities
                        District No. 10                                      6.300%           09/01/2012      $ 1,044,990
                                                                             -----            ----------      -----------
        5,230,000       Folsom, CA Special Tax Community Facilities
                        District No. 10 (1)                                  6.875            09/01/2019        5,404,839
                                                                             -----            ----------      -----------
        2,615,000       Folsom, CA Special Tax Community Facilities
                        District No. 31                                      5.000            09/01/2026        2,252,038
                                                                             -----            ----------      -----------
        9,050,000       Folsom, CA Special Tax Community Facilities
                        District No. 31 (1)                                  5.000            09/01/2036        7,316,563
                                                                             -----            ----------      -----------
           10,000       Fontana, CA Redevel. Agency (Jurupa Hills)           5.500            10/01/2027           10,086
                                                                             -----            ----------      -----------
           20,000       Fremont, CA Community Facilities District
                        (Pacific Commons)                                    6.250            09/01/2026           20,114
                                                                             -----            ----------      -----------
           50,000       Garden Grove, CA Hsg. Authority (Multifamily
                        Hsg.)                                                6.700            07/01/2024           50,192
                                                                             -----            ----------      -----------
           10,000       Garden Grove, CA Hsg. Authority (Stuart
                        Drive-Rose Garden)                                   6.700            01/01/2025            9,866
                                                                             -----            ----------      -----------
        1,675,000       Hawthorne, CA Community Redevel. Agency
                        Special Tax                                          7.200            10/01/2025        1,730,861
                                                                             -----            ----------      -----------
        1,180,000       Hawthorne, CA Community Redevel. Agency
                        Special Tax                                          7.200            10/01/2025        1,219,353
                                                                             -----            ----------      -----------
        1,165,000       Heber, CA Public Utilities District (Heber
                        Meadows)                                             5.300            09/01/2035          999,768
                                                                             -----            ----------      -----------
        1,020,000       Hemet, CA Unified School District                    5.100            09/01/2030          872,610
                                                                             -----            ----------      -----------
          785,000       Hemet, CA Unified School District                    5.125            09/01/2036          653,450
                                                                             -----            ----------      -----------
        1,285,000       Hemet, CA Unified School District                    5.125            09/01/2037        1,067,013
                                                                             -----            ----------      -----------
        1,505,000       Hemet, CA Unified School District                    5.250            09/01/2035        1,351,340
                                                                             -----            ----------      -----------
        1,155,000       Hemet, CA Unified School District Community
                        Facilities District No. 2005-3 (1)                   5.375            09/01/2026        1,049,606
                                                                             -----            ----------      -----------
        5,835,000       Hemet, CA Unified School District Community
                        Facilities District No. 2005-3                       5.750            09/01/2039        5,320,470
                                                                             -----            ----------      -----------
           35,000       Hemet, CA Unified School District Community
                        Facilities District Special Tax                      5.625            09/01/2035           31,536
                                                                             -----            ----------      -----------
           40,000       Hesperia, CA Improvement Bond Act 1915               8.500            09/02/2024           41,486
                                                                             -----            ----------      -----------
        1,370,000       Hesperia, CA Public Financing Authority,
                        Tranche A                                            6.250            09/01/2035        1,354,807
                                                                             -----            ----------      -----------
        3,375,000       Hesperia, CA Public Financing Authority,
                        Tranche B                                            6.250            09/01/2035        3,337,571
                                                                             -----            ----------      -----------
        3,355,000       Hesperia, CA Public Financing Authority,
                        Tranche C                                            6.250            09/01/2035        3,317,793
                                                                             -----            ----------      -----------
        1,070,000       Hesperia, CA Unified School District                 5.000            09/01/2030          902,663
                                                                             -----            ----------      -----------
        1,710,000       Hesperia, CA Unified School District                 5.000            09/01/2037        1,391,837
                                                                             -----            ----------      -----------
           50,000       Hesperia, CA Unified School District                 5.200            09/01/2035           42,268
                                                                             -----            ----------      -----------
        1,520,000       Imperial County, CA Community Facilities
                        District No. 2004-2 Special Tax                      5.900            09/01/2037        1,420,759
                                                                             -----            ----------      -----------
        2,000,000       Imperial County, CA Community Facilities
                        District No. 2004-2 Special Tax                      6.000            09/01/2037        1,878,180
                                                                             -----            ----------      -----------
            5,000       Imperial County, CA COP                              6.000            09/01/2009            5,011
                                                                             -----            ----------      -----------
          870,000       Imperial County, CA Special Tax                      5.000            09/01/2026          755,212
                                                                             -----            ----------      -----------
        1,070,000       Imperial County, CA Special Tax                      5.000            09/01/2037          870,916
                                                                             -----            ----------      -----------
        3,385,000       Imperial County, CA Special Tax                      5.000            09/01/2037        2,755,187
                                                                             -----            ----------      -----------
          295,000       Imperial County, CA Special Tax                      5.000            09/01/2037          240,112
                                                                             -----            ----------      -----------
        1,550,000       Imperial County, CA Special Tax                      5.100            09/01/2037        1,281,974
                                                                             -----            ----------      -----------
        3,710,000       Imperial County, CA Special Tax                      5.125            09/01/2037        3,080,636
                                                                             -----            ----------      -----------
        2,445,000       Indio, CA Community Facilities District
                        Special Tax                                          5.200            09/01/2027        2,211,062
                                                                             -----            ----------      -----------
        2,215,000       Indio, CA Community Facilities District
                        Special Tax                                          5.250            09/01/2027        1,971,638
                                                                             -----            ----------      -----------
        2,520,000       Indio, CA Community Facilities District
                        Special Tax                                          5.250            09/01/2036        2,194,567
                                                                             -----            ----------      -----------
        4,095,000       Indio, CA Community Facilities District
                        Special Tax                                          5.250            09/01/2036        3,475,222
                                                                             -----            ----------      -----------

                   10 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $        295,000       Indio, CA Community Facilities District
                        Special Tax (Sonora Wells)                           5.000%           09/01/2020      $   277,734
                                                                             -----            ----------      -----------
          310,000       Indio, CA Community Facilities District
                        Special Tax (Sonora Wells)                           5.000            09/01/2021          287,844
                                                                             -----            ----------      -----------
          645,000       Indio, CA Community Facilities District
                        Special Tax (Sonora Wells)                           5.050            09/01/2026          563,401
                                                                             -----            ----------      -----------
        2,885,000       Indio, CA Community Facilities District
                        Special Tax (Sonora Wells)                           5.125            09/01/2036        2,401,532
                                                                             -----            ----------      -----------
           25,000       Indio, CA Improvement Bond Act 1915 Assessment
                        District No. 2002-2                                  6.125            09/02/2027           24,816
                                                                             -----            ----------      -----------
        2,000,000       Indio, CA Improvement Bond Act 1915 Assessment
                        District No. 2003-03 (1)                             6.125            09/02/2029        1,970,560
                                                                             -----            ----------      -----------
           25,000       Indio, CA Improvement Bond Act 1915 Assessment
                        District No. 2003-5 (Sunburst)                       5.875            09/02/2029           23,830
                                                                             -----            ----------      -----------
        2,820,000       Indio, CA Improvement Bond Act 1915 Assessment
                        District No. 2004-03 (1)                             5.500            09/02/2030        2,639,266
                                                                             -----            ----------      -----------
        2,000,000       Indio, CA Public Financing Authority (1)             6.100            09/02/2029        1,963,540
                                                                             -----            ----------      -----------
        4,185,000       Indio, CA Redevel. Agency Tax, Series B (1)          6.500            08/15/2034        4,905,741
                                                                             -----            ----------      -----------
          305,000       Industry, CA COP                                     5.300            08/01/2019          312,332
                                                                             -----            ----------      -----------
      354,105,000       Inland, CA Empire Tobacco Securitization
                        Authority (TASC)                                     8.000 (2)        06/01/2057        7,184,790
                                                                             -----            ----------      -----------
        3,250,000       Ione, CA Special Tax Community Facilities
                        District 2005-2-A                                    6.000            09/01/2036        3,082,658
                                                                             -----            ----------      -----------
           10,000       Irvine, CA Improvement Bond Act 1915                 5.625            09/02/2024            9,925
                                                                             -----            ----------      -----------
        1,000,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 17             5.200            09/01/2036          842,160
                                                                             -----            ----------      -----------
        2,500,000       Jurupa, CA Community Services District Special
                        Tax Community Facilities District No. 24             6.625            09/01/2038        2,496,775
                                                                             -----            ----------      -----------
            5,000       King, CA Community Devel. Agency (King City
                        Redevel.)                                            6.400            09/01/2009            5,013
                                                                             -----            ----------      -----------
           50,000       King, CA Community Devel. Agency (King City
                        Redevel.)                                            6.750            09/01/2016           50,061
                                                                             -----            ----------      -----------
           30,000       Kingsburg, CA Public Financing Authority             8.000            09/15/2021           30,050
                                                                             -----            ----------      -----------
        4,040,000       La Puente, CA Community Devel. Commission (La
                        Puente Redevel.) (1)                                 6.875            08/01/2037        3,794,732
                                                                             -----            ----------      -----------
        5,000,000       La Verne, CA COP (Bethren Hillcrest Homes) (1)       5.600            02/15/2033        4,346,900
                                                                             -----            ----------      -----------
        4,500,000       La Verne, CA COP (Bethren Hillcrest Homes) (1)       6.625            02/15/2025        4,750,785
                                                                             -----            ----------      -----------
        1,300,000       Laguna Beach, CA Improvement Bond Act 1915
                        Underground Utility Assessment No. 06-1 (1)          5.500            09/02/2022        1,230,190
                                                                             -----            ----------      -----------
          840,000       Lake Berryessa, CA Resort Improvement District (1)   5.250            09/02/2017          823,855
                                                                             -----            ----------      -----------
        1,440,000       Lake Berryessa, CA Resort Improvement District (1)   5.500            09/02/2027        1,321,891
                                                                             -----            ----------      -----------
        2,425,000       Lake Berryessa, CA Resort Improvement District (1)   5.550            09/02/2037        2,150,223
                                                                             -----            ----------      -----------
        2,020,000       Lake Elsinore, CA Community Facilities
                        District No. 2006-2 Special Tax (Viscaya)            5.400            09/01/2036        1,753,602
                                                                             -----            ----------      -----------
        2,345,000       Lake Elsinore, CA Public Financing Authority         6.875            09/01/2038        2,360,805
                                                                             -----            ----------      -----------
        5,575,000       Lake Elsinore, CA Special Tax                        5.150            09/01/2036        4,614,929
                                                                             -----            ----------      -----------
          980,000       Lake Elsinore, CA Special Tax                        5.200            09/01/2026          865,124
                                                                             -----            ----------      -----------
          920,000       Lake Elsinore, CA Special Tax                        5.200            09/01/2026          812,158
                                                                             -----            ----------      -----------
        2,800,000       Lake Elsinore, CA Special Tax                        5.250            09/01/2037        2,348,500
                                                                             -----            ----------      -----------
        1,100,000       Lake Elsinore, CA Special Tax                        5.350            09/01/2036          938,927
                                                                             -----            ----------      -----------

                   11 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008  / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      1,210,000       Lake Elsinore, CA Special Tax                        5.350%           09/01/2036      $ 1,077,082
                                                                             -----            ----------      -----------
        2,000,000       Lake Elsinore, CA Special Tax                        5.450            09/01/2036        1,749,220
                                                                             -----            ----------      -----------
        1,170,000       Lake Elsinore, CA Unified School District            5.000            09/01/2037          943,184
                                                                             -----            ----------      -----------
        3,430,000       Lake Elsinore, CA Unified School District            5.350            09/01/2035        2,965,544
                                                                             -----            ----------      -----------
        1,220,000       Lake Elsinore, CA Unified School District            5.350            09/01/2035        1,054,800
                                                                             -----            ----------      -----------
        1,435,000       Lake Elsinore, CA Unified School District            5.400            09/01/2035        1,249,885
                                                                             -----            ----------      -----------
        1,100,000       Lake Elsinore, CA Unified School District
                        Community Facilities District Special Tax No.
                        2006-6                                               5.900            09/01/2037        1,018,622
                                                                             -----            ----------      -----------
           10,000       Lathrop, CA Financing Authority (Water Supply)       5.700            06/01/2019            9,927
                                                                             -----            ----------      -----------
        1,800,000       Lathrop, CA Financing Authority (Water Supply) (1)   6.000            06/01/2035        1,711,116
                                                                             -----            ----------      -----------
        3,430,000       Lathrop, CA Improvement Bond Act 1915
                        (Mossdale Village) (1)                               5.100            09/02/2035        2,855,544
                                                                             -----            ----------      -----------
           50,000       Lathrop, CA Improvement Bond Act 1915
                        (Mossdale Village)                                   6.000            09/02/2022           50,154
                                                                             -----            ----------      -----------
           20,000       Lathrop, CA Improvement Bond Act 1915
                        (Mossdale Village)                                   6.125            09/02/2028           19,803
                                                                             -----            ----------      -----------
           50,000       Lathrop, CA Improvement Bond Act 1915
                        (Mossdale Village)                                   6.125            09/02/2033           48,648
                                                                             -----            ----------      -----------
        4,475,000       Lathrop, CA Special Tax Community Facilities
                        District No. 03-2                                    7.000            09/01/2033        4,665,590
                                                                             -----            ----------      -----------
          475,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.000            09/01/2015          451,293
                                                                             -----            ----------      -----------
          445,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.000            09/01/2016          414,860
                                                                             -----            ----------      -----------
          670,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.125            09/01/2017          620,588
                                                                             -----            ----------      -----------
          800,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.125            09/01/2018          726,480
                                                                             -----            ----------      -----------
        1,015,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.200            09/01/2019          914,363
                                                                             -----            ----------      -----------
          505,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.250            09/01/2021          446,132
                                                                             -----            ----------      -----------
        5,680,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1                                    5.300            09/01/2026        4,688,102
                                                                             -----            ----------      -----------
       27,305,000       Lathrop, CA Special Tax Community Facilities
                        District No. 06-1 (1)                                5.375            09/01/2036       21,059,254
                                                                             -----            ----------      -----------
          635,000       Lincoln, CA Special Tax                              5.000            09/01/2026          544,392
                                                                             -----            ----------      -----------
        1,315,000       Lincoln, CA Special Tax                              5.000            09/01/2036        1,068,911
                                                                             -----            ----------      -----------
       60,000,000       Long Beach, CA Bond Finance Authority Natural
                        Gas (4)                                              3.604 (6)        11/15/2033       43,503,000
                                                                             -----            ----------      -----------
       52,500,000       Long Beach, CA Bond Finance Authority Natural
                        Gas (4)                                              5.500            11/15/2037       49,093,013
                                                                             -----            ----------      -----------
        3,085,000       Long Beach, CA Bond Finance Authority Natural
                        Gas Purchase (1)                                     5.500            11/15/2037        2,884,753
                                                                             -----            ----------      -----------
        5,005,000       Long Beach, CA Special Tax                           6.300            10/01/2032        4,858,554
                                                                             -----            ----------      -----------
          150,000       Long Beach, CA Special Tax (Towne Center) (1)        6.875            10/01/2025          150,540
                                                                             -----            ----------      -----------
          130,000       Los Angeles, CA Community Redevel. Agency
                        (Angelus Plaza) (1)                                  6.400            07/01/2023          130,931
                                                                             -----            ----------      -----------
        1,575,000       Los Angeles, CA Community Redevel. Agency
                        (Grand Central Square) (1)                           5.000            12/01/2026        1,466,624
                                                                             -----            ----------      -----------
       17,585,000       Los Angeles, CA Harbor Dept., Series A (4)           5.000            08/01/2025       17,244,880
                                                                             -----            ----------      -----------

                   12 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $     18,495,000       Los Angeles, CA Harbor Dept., Series A (4)           5.000%           08/01/2026      $18,167,828
                                                                             -----            ----------      -----------
        5,230,000       Los Angeles, CA Hsg. (Park Plaza)                    5.500            01/20/2043        5,253,064
                                                                             -----            ----------      -----------
        1,500,000       Los Angeles, CA IDA (Santee Court Parking
                        Facility) (1)                                        5.000            12/01/2020        1,394,400
                                                                             -----            ----------      -----------
        1,100,000       Los Angeles, CA IDA (Santee Court Parking
                        Facility) (1)                                        5.000            12/01/2027          954,228
                                                                             -----            ----------      -----------
           35,000       Los Angeles, CA Regional Airports Improvement
                        Corp. (United Airlines) (5,9)                        8.800            11/15/2021           23,117
                                                                             -----            ----------      -----------
        9,500,000       Los Angeles, CA Water & Power System (4)             5.000            07/01/2024        9,573,435
                                                                             -----            ----------      -----------
           25,000       Los Banos, CA COP (7)                                6.000            12/01/2019           25,006
                                                                             -----            ----------      -----------
        1,605,000       Los Banos, CA Redevel. Agency Tax Allocation (1)     5.000            09/01/2036        1,514,478
                                                                             -----            ----------      -----------
          135,000       Madera County, CA COP (Valley Children's
                        Hospital) (1)                                        5.750            03/15/2028          135,212
                                                                             -----            ----------      -----------
          925,000       Madera, CA Special Tax                               5.000            09/01/2036          754,976
                                                                             -----            ----------      -----------
           10,000       Manteca, CA Unified School District Special
                        Tax Community Facilities District No. 89             5.400            09/01/2023            9,465
                                                                             -----            ----------      -----------
        1,500,000       Maywood, CA Community Devel. Commission
                        (Maywood Redevel.) (1)                               5.000            08/01/2037        1,401,300
                                                                             -----            ----------      -----------
          100,000       Mendocino Coast, CA Healthcare District (1)          5.875            02/01/2020          100,102
                                                                             -----            ----------      -----------
        1,375,000       Mendota, CA Joint Powers Financing Authority
                        Wastewater (1)                                       5.150            07/01/2035        1,154,038
                                                                             -----            ----------      -----------
          610,000       Menifee, CA Union School District Special Tax        5.000            09/01/2026          529,517
                                                                             -----            ----------      -----------
        3,520,000       Menifee, CA Union School District Special Tax        5.000            09/01/2036        2,872,989
                                                                             -----            ----------      -----------
          915,000       Menifee, CA Union School District Special Tax        5.200            09/01/2030          793,653
                                                                             -----            ----------      -----------
          400,000       Menifee, CA Union School District Special Tax        5.200            09/01/2035          338,140
                                                                             -----            ----------      -----------
          500,000       Menifee, CA Union School District Special Tax        5.250            09/01/2035          425,880
                                                                             -----            ----------      -----------
        1,010,000       Menifee, CA Union School District Special Tax        5.250            09/01/2036          857,137
                                                                             -----            ----------      -----------
          690,000       Menifee, CA Union School District Special Tax        5.500            09/01/2034          611,768
                                                                             -----            ----------      -----------
          385,000       Menifee, CA Union School District Special Tax        5.500            09/01/2034          341,349
                                                                             -----            ----------      -----------
       13,000,000       Merced, CA Irrigation District                       5.250            09/01/2036       13,085,540
                                                                             -----            ----------      -----------
        2,930,000       Merced, CA Special Tax                               5.000            09/01/2036        2,315,081
                                                                             -----            ----------      -----------
          500,000       Merced, CA Special Tax                               5.100            09/01/2035          416,260
                                                                             -----            ----------      -----------
           50,000       Modesto, CA Health Facility (Sutter
                        Health/Alta Bates Medical Center/Berkeley
                        Long-Term Care Company Obligated Group)              5.250            06/01/2021           50,806
                                                                             -----            ----------      -----------
          445,000       Modesto, CA Irrigation District COP                  5.300            07/01/2022          445,583
                                                                             -----            ----------      -----------
           15,000       Modesto, CA Multifamily Hsg. (Valley Oak)            5.450            05/01/2028           15,156
                                                                             -----            ----------      -----------
        3,000,000       Modesto, CA Special Tax Community Facilities
                        District No. 4                                       5.150            09/01/2036        2,507,010
                                                                             -----            ----------      -----------
          105,000       Moorpark, CA Mobile Home Park (Villa Del
                        Arroyo) (1)                                          6.300            05/15/2030          102,855
                                                                             -----            ----------      -----------
        1,250,000       Moreno Valley, CA Special Tax Community
                        Facilities District No. 5                            5.000            09/01/2037        1,017,425
                                                                             -----            ----------      -----------
        1,475,000       Moreno Valley, CA Unified School District
                        Community Facilities District                        5.150            09/01/2035        1,237,437
                                                                             -----            ----------      -----------
          680,000       Moreno Valley, CA Unified School District
                        Community Facilities District                        5.200            09/01/2036          572,669
                                                                             -----            ----------      -----------
        2,000,000       Moreno Valley, CA Unified School District
                        Community Facilities District Special Tax (1)        5.000            09/01/2037        1,627,880
                                                                             -----            ----------      -----------
          750,000       Moreno Valley, CA Unified School District
                        Community Facilities District Special Tax No.
                        2004-3                                               5.000            09/01/2037          610,455
                                                                             -----            ----------      -----------

                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $        100,000       Mountain View, CA Los Altos Union High School
                        District COP                                         5.250%           08/01/2040      $   100,089
                                                                             -----            ----------      -----------
           10,000       Murrieta, CA Community Facilities District
                        Special Tax (Bluestone)                              6.300            09/01/2031           10,007
                                                                             -----            ----------      -----------
          700,000       Murrieta, CA Community Facilities District
                        Special Tax (Bremerton)                              5.625            09/01/2034          635,831
                                                                             -----            ----------      -----------
        1,810,000       Murrieta, CA Community Facilities District
                        Special Tax (Creekside Village)                      5.200            09/01/2035        1,530,084
                                                                             -----            ----------      -----------
          240,000       Murrieta, CA Community Facilities District
                        Special Tax (Meadowlane/Amberwalk)                   5.125            09/01/2035          200,575
                                                                             -----            ----------      -----------
          875,000       Murrieta, CA Community Facilities District
                        Special Tax (Murrieta Fields)                        5.250            09/01/2035          745,290
                                                                             -----            ----------      -----------
        2,500,000       Murrieta, CA Community Facilities District
                        Special Tax (Murrieta Springs)                       5.500            09/01/2034        2,216,550
                                                                             -----            ----------      -----------
           35,000       Murrieta, CA Valley Unified School District
                        Special Tax                                          5.250            09/01/2037           29,638
                                                                             -----            ----------      -----------
          370,000       Murrieta, CA Valley Unified School District
                        Special Tax                                          5.375            09/01/2026          336,238
                                                                             -----            ----------      -----------
        1,355,000       Murrieta, CA Valley Unified School District
                        Special Tax                                          5.450            09/01/2038        1,179,920
                                                                             -----            ----------      -----------
           25,000       Murrieta, CA Water Public Financing Authority        6.600            10/01/2016           25,147
                                                                             -----            ----------      -----------
        1,000,000       Northern CA Gas Authority (4)                        2.407 (6)        07/01/2017          838,800
                                                                             -----            ----------      -----------
       20,000,000       Northern CA Gas Authority (4)                        2.437 (6)        07/01/2019       16,476,200
                                                                             -----            ----------      -----------
       25,000,000       Northern CA Gas Authority (4,7)                      2.518 (6)        07/01/2027       18,001,251
                                                                             -----            ----------      -----------
           40,000       Northern CA Gas Authority                            2.407 (6)        07/01/2017           33,552
                                                                             -----            ----------      -----------
       30,000,000       Northern CA Gas Authority (7)                        2.518 (6)        07/01/2027       21,601,500
                                                                             -----            ----------      -----------
          180,000       Northern CA Power Agency (Hydroelectric)             5.125            07/01/2023          182,707
                                                                             -----            ----------      -----------
          845,000       Northern CA Power Agency (Hydroelectric)             5.125            07/01/2023          855,191
                                                                             -----            ----------      -----------
      157,335,000       Northern CA Tobacco Securitization Authority
                        (TASC)                                               6.700 (2)        06/01/2045        7,931,257
                                                                             -----            ----------      -----------
       23,675,000       Northern CA Tobacco Securitization Authority
                        (TASC)                                               5.500            06/01/2045       20,458,751
                                                                             -----            ----------      -----------
           10,000       Oakdale, CA Public Financing Authority Tax
                        Allocation (Central City Redevel.)                   6.100            06/01/2027            9,894
                                                                             -----            ----------      -----------
          900,000       Oakley, CA Public Finance Authority (1)              5.200            09/02/2026          827,541
                                                                             -----            ----------      -----------
        4,445,000       Oakley, CA Public Finance Authority (1)              5.250            09/02/2036        3,870,928
                                                                             -----            ----------      -----------
           30,000       Oxnard, CA School District                           5.000            08/01/2031           30,105
                                                                             -----            ----------      -----------
        1,555,000       Palm Desert, CA Financing Authority                  5.000 (2)        08/01/2014        1,171,413
                                                                             -----            ----------      -----------
          440,000       Palm Desert, CA Financing Authority                  5.050 (2)        08/01/2015          312,673
                                                                             -----            ----------      -----------
          390,000       Palm Desert, CA Financing Authority                  5.100 (2)        08/01/2016          261,004
                                                                             -----            ----------      -----------
          230,000       Palm Desert, CA Financing Authority                  5.650 (2)        04/01/2018          134,815
                                                                             -----            ----------      -----------
        1,020,000       Palm Desert, CA Financing Authority                  5.650 (2)        08/01/2018          587,326
                                                                             -----            ----------      -----------
          265,000       Palm Desert, CA Financing Authority                  5.750 (2)        04/01/2019          143,797
                                                                             -----            ----------      -----------
        1,165,000       Palm Desert, CA Financing Authority                  5.750 (2)        08/01/2019          620,537
                                                                             -----            ----------      -----------
          305,000       Palm Desert, CA Financing Authority                  5.850 (2)        04/01/2020          154,818
                                                                             -----            ----------      -----------
        1,310,000       Palm Desert, CA Financing Authority                  5.850 (2)        08/01/2020          652,563
                                                                             -----            ----------      -----------
          340,000       Palm Desert, CA Financing Authority                  5.950 (2)        04/01/2021          156,631
                                                                             -----            ----------      -----------
        1,450,000       Palm Desert, CA Financing Authority                  5.950 (2)        08/01/2021          654,762
                                                                             -----            ----------      -----------
          380,000       Palm Desert, CA Financing Authority                  6.000 (2)        04/01/2022          161,124
                                                                             -----            ----------      -----------

                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      1,605,000       Palm Desert, CA Financing Authority                  6.000% (2)       08/01/2022      $   666,701
                                                                             -----            ----------      -----------
          395,000       Palm Desert, CA Financing Authority                  6.010 (2)        04/01/2023          156,337
                                                                             -----            ----------      -----------
        1,755,000       Palm Desert, CA Financing Authority                  6.010 (2)        08/01/2023          680,378
                                                                             -----            ----------      -----------
          410,000       Palm Desert, CA Financing Authority                  6.020 (2)        04/01/2024          150,860
                                                                             -----            ----------      -----------
        1,910,000       Palm Desert, CA Financing Authority                  6.020 (2)        08/01/2024          688,230
                                                                             -----            ----------      -----------
          430,000       Palm Desert, CA Financing Authority                  6.030 (2)        04/01/2025          146,652
                                                                             -----            ----------      -----------
        2,070,000       Palm Desert, CA Financing Authority                  6.030 (2)        08/01/2025          691,173
                                                                             -----            ----------      -----------
          445,000       Palm Desert, CA Financing Authority                  6.040 (2)        04/01/2026          141,679
                                                                             -----            ----------      -----------
        2,235,000       Palm Desert, CA Financing Authority                  6.040 (2)        08/01/2026          696,605
                                                                             -----            ----------      -----------
          465,000       Palm Desert, CA Financing Authority                  6.050 (2)        04/01/2027          137,621
                                                                             -----            ----------      -----------
        1,400,000       Palm Desert, CA Financing Authority                  6.050 (2)        08/01/2027          405,552
                                                                             -----            ----------      -----------
          480,000       Palm Desert, CA Financing Authority                  6.060 (2)        04/01/2028          131,674
                                                                             -----            ----------      -----------
        1,415,000       Palm Desert, CA Financing Authority                  6.060 (2)        08/01/2028          379,857
                                                                             -----            ----------      -----------
          500,000       Palm Desert, CA Financing Authority                  6.070 (2)        04/01/2029          127,760
                                                                             -----            ----------      -----------
        1,370,000       Palm Desert, CA Financing Authority                  6.070 (2)        08/01/2029          342,527
                                                                             -----            ----------      -----------
          520,000       Palm Desert, CA Financing Authority                  6.080 (2)        04/01/2030          123,687
                                                                             -----            ----------      -----------
        1,430,000       Palm Desert, CA Financing Authority                  6.080 (2)        08/01/2030          332,804
                                                                             -----            ----------      -----------
          540,000       Palm Desert, CA Financing Authority                  6.090 (2)        04/01/2031          120,037
                                                                             -----            ----------      -----------
        1,495,000       Palm Desert, CA Financing Authority                  6.090 (2)        08/01/2031          325,133
                                                                             -----            ----------      -----------
          560,000       Palm Desert, CA Financing Authority                  6.100 (2)        04/01/2032          117,118
                                                                             -----            ----------      -----------
        1,560,000       Palm Desert, CA Financing Authority                  6.100 (2)        08/01/2032          319,207
                                                                             -----            ----------      -----------
          580,000       Palm Desert, CA Financing Authority                  6.100 (2)        04/01/2033          113,344
                                                                             -----            ----------      -----------
        1,625,000       Palm Desert, CA Financing Authority                  6.100 (2)        08/01/2033          310,700
                                                                             -----            ----------      -----------
          590,000       Palm Desert, CA Financing Authority                  6.100 (2)        04/01/2034          107,988
                                                                             -----            ----------      -----------
        1,705,000       Palm Desert, CA Financing Authority                  6.100 (2)        08/01/2034          305,314
                                                                             -----            ----------      -----------
        2,075,000       Palm Desert, CA Financing Authority                  6.100 (2)        08/01/2035          346,193
                                                                             -----            ----------      -----------
        5,000,000       Palm Desert, CA Improvement Bond Act 1915 (1)        5.100            09/02/2037        4,187,000
                                                                             -----            ----------      -----------
        3,000,000       Palm Desert, CA Special Tax Community
                        Facilities District No. 2005-1                       5.150            09/01/2027        2,636,940
                                                                             -----            ----------      -----------
        9,000,000       Palm Desert, CA Special Tax Community
                        Facilities District No. 2005-1 (1)                   5.200            09/01/2037        7,561,980
                                                                             -----            ----------      -----------
        2,335,000       Palm Desert, CA Special Tax Community
                        Facilities District No. 2005-1-A                     5.250            09/01/2026        2,090,269
                                                                             -----            ----------      -----------
        6,000,000       Palm Desert, CA Special Tax Community
                        Facilities District No. 2005-1-A (1)                 5.450            09/01/2032        5,317,860
                                                                             -----            ----------      -----------
        8,000,000       Palm Desert, CA Special Tax Community
                        Facilities District No. 2005-1-A (1)                 5.500            09/01/2036        7,048,800
                                                                             -----            ----------      -----------
          500,000       Palm Springs, CA Airport Passenger Facilities
                        (Palm Springs International Airport) (1)             5.450            07/01/2020          470,885
                                                                             -----            ----------      -----------
        2,685,000       Palm Springs, CA Airport Passenger Facilities
                        (Palm Springs International Airport) (1)             5.550            07/01/2028        2,384,065
                                                                             -----            ----------      -----------
           10,000       Palm Springs, CA Improvement Bond Act 1915           5.550            09/02/2023            9,766
                                                                             -----            ----------      -----------
        6,460,000       Palmdale, CA Community Facilities District (1)       6.125            09/01/2037        6,135,579
                                                                             -----            ----------      -----------
          100,000       Palmdale, CA Community Facilities District
                        Special Tax                                          5.400            09/01/2035           87,100
                                                                             -----            ----------      -----------

                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      5,690,000       Palmdale, CA Community Facilities District
                        Special Tax (1)                                      6.250%           09/01/2035      $ 5,626,898
                                                                             -----            ----------      -----------
           20,000       Palo Alto, CA Improvement Bond Act 1915
                        (University Ave. Area)                               5.750            09/02/2022           20,042
                                                                             -----            ----------      -----------
           10,000       Perris, CA Community Facilities District (May
                        Farms)                                               5.100            09/01/2030            8,985
                                                                             -----            ----------      -----------
          120,000       Perris, CA Community Facilities District (May
                        Farms)                                               5.150            09/01/2035          106,148
                                                                             -----            ----------      -----------
        1,390,000       Perris, CA Community Facilities District
                        Special Tax                                          5.300            09/01/2035        1,192,856
                                                                             -----            ----------      -----------
        2,115,000       Perris, CA Community Facilities District
                        Special Tax                                          5.300            09/01/2035        1,815,030
                                                                             -----            ----------      -----------
        2,085,000       Perris, CA Community Facilities District
                        Special Tax (Amber Oaks)                             6.000            09/01/2034        1,995,866
                                                                             -----            ----------      -----------
        2,500,000       Perris, CA Community Facilities District
                        Special Tax (Chaparral Ridge)                        6.250            09/01/2033        2,479,325
                                                                             -----            ----------      -----------
        1,310,000       Perris, CA Community Facilities District
                        Special Tax, Series A                                5.750            09/01/2035        1,241,762
                                                                             -----            ----------      -----------
        3,605,000       Perris, CA Community Facilities District
                        Special Tax, Series B                                6.000            09/01/2034        3,433,186
                                                                             -----            ----------      -----------
          140,000       Perris, CA Public Financing Authority                5.000            09/01/2017          134,882
                                                                             -----            ----------      -----------
           85,000       Perris, CA Public Financing Authority                5.100            09/01/2018           81,970
                                                                             -----            ----------      -----------
        4,350,000       Perris, CA Public Financing Authority (1)            5.350            10/01/2036        3,898,470
                                                                             -----            ----------      -----------
           10,000       Perris, CA Public Financing Authority, Series A      6.000            09/01/2023           10,228
                                                                             -----            ----------      -----------
           80,000       Perris, CA Public Financing Authority, Series A      6.125            09/01/2034           81,111
                                                                             -----            ----------      -----------
        1,250,000       Perris, CA Public Financing Authority, Series A      6.250            09/01/2033        1,270,050
                                                                             -----            ----------      -----------
        2,080,000       Perris, CA Public Financing Authority, Series A      6.600            09/01/2038        2,103,421
                                                                             -----            ----------      -----------
        2,035,000       Perris, CA Public Financing Authority, Series C      6.200            09/01/2038        1,972,139
                                                                             -----            ----------      -----------
          870,000       Perris, CA Public Financing Authority, Series D      5.500            09/01/2024          802,462
                                                                             -----            ----------      -----------
        8,800,000       Perris, CA Public Financing Authority, Series D      5.800            09/01/2038        7,910,760
                                                                             -----            ----------      -----------
           95,000       Pittsburg, CA Infrastructure Financing
                        Authority, Series A (1)                              5.600            09/02/2024           95,312
                                                                             -----            ----------      -----------
           25,000       Pleasant Hill, CA Community Facilities
                        District Special Tax                                 6.000            09/01/2032           23,906
                                                                             -----            ----------      -----------
        1,275,000       Plumas, CA Elementary School District
                        Community Facilities District No. 2                  5.625            06/01/2037        1,144,466
                                                                             -----            ----------      -----------
        1,220,000       Plumas, CA Elementary School District COP (1)        5.200            06/01/2027        1,163,856
                                                                             -----            ----------      -----------
        2,620,000       Plumas, CA Elementary School District COP (1)        5.250            06/01/2037        2,403,064
                                                                             -----            ----------      -----------
          500,000       Pomona, CA (Single Family Mtg.), Series B (1)        7.500            08/01/2023          639,025
                                                                             -----            ----------      -----------
          860,000       Pomona, CA Public Financing Authority (1)            5.000            02/01/2026          796,420
                                                                             -----            ----------      -----------
        8,500,000       Poway, CA Unified School District Special Tax
                        Community Facilities District No. 14 (1)             5.250            09/01/2036        7,213,525
                                                                             -----            ----------      -----------
       15,485,000       Poway, CA Unified School District Special Tax
                        Community Facilities District No. 14 (1)             5.250            09/01/2036       13,141,345
                                                                             -----            ----------      -----------
        3,000,000       Ramona, CA Unified School District COP (1)           0.000 (3)        05/01/2032        2,440,470
                                                                             -----            ----------      -----------
        2,000,000       Rancho Cordova, CA Community Facilities
                        District Special Tax (Sunridge Anatolia)             6.000            09/01/2028        1,946,040
                                                                             -----            ----------      -----------
           25,000       Rancho Cordova, CA Community Facilities
                        District Special Tax (Sunridge Anatolia)             6.000            09/01/2033           23,857
                                                                             -----            ----------      -----------
           20,000       Rancho Cordova, CA Community Facilities
                        District Special Tax (Sunridge Anatolia)             6.100            09/01/2037           19,272
                                                                             -----            ----------      -----------
          600,000       Rancho Cucamonga, CA Community Facilities
                        District Special Tax (Amador)                        5.000            09/01/2027          517,362
                                                                             -----            ----------      -----------
        1,260,000       Rancho Cucamonga, CA Community Facilities
                        District Special Tax (Amador)                        5.000            09/01/2037        1,025,564
                                                                             -----            ----------      -----------

                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $     13,585,000       Rancho Cucamonga, CA Community Facilities
                        District Special Tax (Etiwanda) (1)                  5.375%           09/01/2036      $11,702,119
                                                                             -----            ----------      -----------
          570,000       Rancho Cucamonga, CA Community Facilities
                        District Special Tax (Vintners)                      5.000            09/01/2027          491,494
                                                                             -----            ----------      -----------
        1,120,000       Rancho Cucamonga, CA Community Facilities
                        District Special Tax (Vintners)                      5.000            09/01/2037          911,613
                                                                             -----            ----------      -----------
        2,400,000       Rancho Cucamonga, CA Community Facilities
                        District Special Tax (Vintners)                      5.375            09/01/2036        2,067,360
                                                                             -----            ----------      -----------
           25,000       Rancho Mirage, CA Improvement Bond Act 1915          5.750            09/02/2026           23,789
                                                                             -----            ----------      -----------
           20,000       Rancho Santa Fe, CA Community Services
                        District Special Tax                                 6.600            09/01/2023           20,435
                                                                             -----            ----------      -----------
        2,575,000       Redding, CA Electric System COP RIBS                 8.726 (8)        07/08/2022        3,469,272
                                                                             -----            ----------      -----------
           10,000       Redding, CA Improvement Bond Act 1915 (Tierra
                        Oaks Assesment District 1993-1)                      7.000            09/02/2012            9,730
                                                                             -----            ----------      -----------
          490,000       Rialto, CA Special Tax Community Facilities
                        District No. 2006-1                                  5.250            09/01/2026          438,643
                                                                             -----            ----------      -----------
        1,470,000       Rialto, CA Special Tax Community Facilities
                        District No. 2006-1                                  5.350            09/01/2036        1,266,596
                                                                             -----            ----------      -----------
           25,000       Richgrove, CA School District                        6.375            07/01/2018           25,027
                                                                             -----            ----------      -----------
        2,660,000       Richmond, CA Joint Powers Financing Authority
                        (Westridge Hilltop Apartments) (1)                   5.000            12/15/2026        2,314,067
                                                                             -----            ----------      -----------
        2,165,000       Richmond, CA Joint Powers Financing Authority
                        (Westridge Hilltop Apartments) (1)                   5.000            12/15/2033        1,798,509
                                                                             -----            ----------      -----------
        5,780,000       Rio Vista, CA Community Facilities District
                        Special Tax No. 1                                    5.125            09/01/2036        4,937,912
                                                                             -----            ----------      -----------
        5,000,000       Rio, CA Elementary School District                   5.200            09/01/2035        4,365,750
                                                                             -----            ----------      -----------
       15,445,000       River Islands, CA Public Financing Authority (1)     5.200            09/01/2037       12,977,198
                                                                             -----            ----------      -----------
          100,000       River Islands, CA Public Financing Authority         6.000            09/01/2027           97,590
                                                                             -----            ----------      -----------
           25,000       River Islands, CA Public Financing Authority         6.000            09/01/2035           23,761
                                                                             -----            ----------      -----------
          700,000       Riverbank, CA Redevel. Agency (Riverbank
                        Reinvestment) (1)                                    5.000            08/01/2032          610,680
                                                                             -----            ----------      -----------
          890,000       Riverbank, CA Redevel. Agency (Riverbank
                        Reinvestment) (1)                                    5.000            08/01/2037          761,929
                                                                             -----            ----------      -----------
           25,000       Riverside County, CA Community Facilities
                        District Special Tax                                 5.600            09/01/2019           24,983
                                                                             -----            ----------      -----------
       11,585,000       Riverside County, CA Community Facilities
                        Districts (Scott Road)                               7.250            09/01/2038       10,683,687
                                                                             -----            ----------      -----------
        1,500,000       Riverside, CA Improvement Bond Act 1915
                        (Hunter Park Assessment District) (1)                5.200            09/02/2036        1,263,225
                                                                             -----            ----------      -----------
          295,000       Riverside, CA Improvement Bond Act 1915
                        (Sycamore Canyon Assessment District) (1)            8.500            09/02/2012          298,965
                                                                             -----            ----------      -----------
        1,000,000       Riverside, CA Special Tax Community Facilities
                        District No. 92-1, Series A                          5.300            09/01/2034          889,140
                                                                             -----            ----------      -----------
        1,000,000       Riverside, CA Unified School District                5.250            09/01/2035          867,900
                                                                             -----            ----------      -----------
        1,535,000       Riverside, CA Unified School District                5.250            09/01/2035        1,307,452
                                                                             -----            ----------      -----------
           25,000       Riverside, CA Unified School District                5.500            09/01/2032           22,311
                                                                             -----            ----------      -----------
           25,000       Romoland, CA School District Special Tax             5.250            09/01/2035           21,294
                                                                             -----            ----------      -----------
        2,000,000       Romoland, CA School District Special Tax             5.375            09/01/2038        1,721,660
                                                                             -----            ----------      -----------
        7,745,000       Roseville, CA Special Tax (1)                        5.050            09/01/2030        6,654,194
                                                                             -----            ----------      -----------
        1,115,000       Roseville, CA Special Tax (Diamond Creek)            5.000            09/01/2026          967,887
                                                                             -----            ----------      -----------
        4,850,000       Roseville, CA Special Tax (Diamond Creek)            5.000            09/01/2037        3,969,483
                                                                             -----            ----------      -----------

                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      2,880,000       Roseville, CA Special Tax (Fiddyment Ranch)          5.250%           09/01/2036      $ 2,474,093
                                                                             -----            ----------      -----------
        3,445,000       Roseville, CA Special Tax (Stone Point)              5.250            09/01/2036        2,939,446
                                                                             -----            ----------      -----------
        2,800,000       Roseville, CA Special Tax (Westpark)                 5.200            09/01/2036        2,283,344
                                                                             -----            ----------      -----------
           35,000       Sacramento County, CA Airport System, Series B       5.750            07/01/2024           35,111
                                                                             -----            ----------      -----------
        4,040,000       Sacramento County, CA Special Tax Community
                        Facilities District No. 05-2                         6.000            09/01/2037        3,829,395
                                                                             -----            ----------      -----------
          245,000       Sacramento, CA City Financing Authority
                        (Convention Center Hotel) (1)                        6.250            01/01/2030          230,178
                                                                             -----            ----------      -----------
           75,000       Sacramento, CA Health Facility (Center for
                        Aids Research Education and Services)                5.300            01/01/2024           75,347
                                                                             -----            ----------      -----------
       12,580,000       Sacramento, CA Hsg. Authority (Northpointe
                        Park Apartments) (4)                                 5.000            06/01/2037       12,222,791
                                                                             -----            ----------      -----------
        2,015,000       Sacramento, CA Hsg. Authority (Summerfield)          5.000            01/20/2048        1,820,935
                                                                             -----            ----------      -----------
           15,000       Sacramento, CA Special Tax (North Natomas
                        Community Facilities)                                6.000            09/01/2033           14,759
                                                                             -----            ----------      -----------
       10,000,000       Sacramento, CA Special Tax Community
                        Facilities No. 05-1 (College Square)                 5.900            09/01/2037        9,260,200
                                                                             -----            ----------      -----------
           50,000       Salinas, CA Redevel. Agency Tax Allocation
                        (Central City Revitalization)                        5.500            11/01/2023           50,484
                                                                             -----            ----------      -----------
           20,000       San Bernardino County, CA COP (Medical Center
                        Financing)                                           5.500            08/01/2019           20,016
                                                                             -----            ----------      -----------
          165,000       San Bernardino County, CA COP (Medical Center
                        Financing) (1)                                       5.500            08/01/2024          165,249
                                                                             -----            ----------      -----------
        1,580,000       San Bernardino County, CA Redevel. Agency Tax
                        Allocation (San Sevaine Redevel.) (1)                5.000            09/01/2025        1,579,889
                                                                             -----            ----------      -----------
          150,000       San Bernardino, CA Joint Powers Financing
                        Authority (California Dept. of Transportation
                        Lease) (1)                                           5.500            12/01/2020          150,267
                                                                             -----            ----------      -----------
        1,850,000       San Bernardino, CA Joint Powers Financing
                        Authority (Tax Allocation) (1)                       6.625            04/01/2026        1,913,566
                                                                             -----            ----------      -----------
        1,410,000       San Bernardino, CA Mountains Community
                        Hospital District COP (7)                            5.000            02/01/2027        1,150,208
                                                                             -----            ----------      -----------
        3,235,000       San Bernardino, CA Mountains Community
                        Hospital District COP (7)                            5.000            02/01/2037        2,439,805
                                                                             -----            ----------      -----------
        1,225,000       San Diego County, CA COP (1)                         5.700            02/01/2028        1,130,638
                                                                             -----            ----------      -----------
        3,750,000       San Diego County, CA COP (Developmental
                        Service Foundation)                                  5.500            09/01/2027        3,656,063
                                                                             -----            ----------      -----------
        6,645,000       San Diego County, CA Redevel. Agency
                        (Gillespie Field)                                    5.750            12/01/2032        6,218,192
                                                                             -----            ----------      -----------
        3,000,000       San Diego, CA Certificates (Water Utility
                        Fund) (1)                                           5.200            08/01/2024        3,040,320
                                                                             -----            ----------      -----------
          140,000       San Diego, CA Hsg. Authority (Park Crest
                        Properties)                                          5.450            08/20/2040          138,517
                                                                             -----            ----------      -----------
           25,000       San Diego, CA Improvement Bond Act 1915              6.200            09/02/2033           24,605
                                                                             -----            ----------      -----------
           50,000       San Diego, CA Public Facilities Financing
                        Authority                                            5.000            05/15/2025           48,933
                                                                             -----            ----------      -----------
           15,000       San Diego, CA Public Facilities Financing
                        Authority                                            5.000            05/15/2029           14,600
                                                                             -----            ----------      -----------
           50,000       San Diego, CA Public Facilities Financing
                        Authority                                            5.250            05/15/2027           49,820
                                                                             -----            ----------      -----------
          100,000       San Diego, CA Public Facilities Financing
                        Authority (1)                                        5.250            05/15/2027          100,604
                                                                             -----            ----------      -----------
           15,000       San Diego, CA Public Facilities Financing
                        Authority                                            5.250            05/15/2027           15,091
                                                                             -----            ----------      -----------
           35,000       San Diego, CA Public Facilities Financing
                        Authority, Series B                                  5.000            05/15/2029           34,067
                                                                             -----            ----------      -----------
        2,815,000       San Diego, CA Sewer, Series A (1)                    5.250            05/15/2020        2,830,088
                                                                             -----            ----------      -----------

                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $      9,780,000       San Diego, CA Unified School District (4)            5.250%           07/01/2023      $10,776,435
                                                                             -----            ----------      -----------
           55,000       San Francisco, CA City & County Airports
                        Commission                                           5.000            05/01/2020           55,127
                                                                             -----            ----------      -----------
           20,000       San Francisco, CA City & County Airports
                        Commission                                           5.000            05/01/2028           19,337
                                                                             -----            ----------      -----------
          245,000       San Francisco, CA City & County Airports
                        Commission (1)                                       5.000            05/01/2029          232,777
                                                                             -----            ----------      -----------
           20,000       San Francisco, CA City & County Airports
                        Commission                                           5.000            05/01/2029           19,221
                                                                             -----            ----------      -----------
           65,000       San Francisco, CA City & County Airports
                        Commission                                           5.000            05/01/2030           61,436
                                                                             -----            ----------      -----------
           15,000       San Francisco, CA City & County Airports
                        Commission (SFO Fuel Company)                        5.250            01/01/2024           15,008
                                                                             -----            ----------      -----------
          245,000       San Francisco, CA City & County Airports
                        Commission Special Facilities Lease (SFO Fuel
                        Company) (1)                                         5.250            01/01/2022          245,407
                                                                             -----            ----------      -----------
           55,000       San Francisco, CA City & County Financing
                        Corp. (Comb Emergency Communications)                5.500            04/01/2020           55,092
                                                                             -----            ----------      -----------
          435,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.630 (2)        08/01/2020          208,448
                                                                             -----            ----------      -----------
          590,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.750 (2)        08/01/2022          247,293
                                                                             -----            ----------      -----------
          615,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.800 (2)        08/01/2023          236,492
                                                                             -----            ----------      -----------
          540,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.850 (2)        08/01/2024          195,961
                                                                             -----            ----------      -----------
          420,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.900 (2)        08/01/2025          141,536
                                                                             -----            ----------      -----------
        2,745,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.904 (2)        08/01/2030          627,260
                                                                             -----            ----------      -----------
        6,035,000       San Francisco, CA City & County Redevel.
                        Agency (Mission Bay South)                           5.958 (2)        08/01/2034        1,036,391
                                                                             -----            ----------      -----------
           15,000       San Francisco,.CA City & County Airports
                        Commission                                           5.000            05/01/2023           15,291
                                                                             -----            ----------      -----------
        6,490,000       San Jacinto, CA Financing Authority, Tranche A       6.600            09/01/2033        5,669,599
                                                                             -----            ----------      -----------
        6,345,000       San Jacinto, CA Financing Authority, Tranche B       6.600            09/01/2033        5,433,160
                                                                             -----            ----------      -----------
        6,530,000       San Jacinto, CA Financing Authority, Tranche C       6.600            09/01/2033        5,193,048
                                                                             -----            ----------      -----------
          500,000       San Jacinto, CA Unified School District
                        Special Tax                                          5.100            09/01/2036          414,585
                                                                             -----            ----------      -----------
        1,000,000       San Joaquin County, CA Public Facilities Corp.
                        (Wastewater Conveyance) (1)                          6.000            08/01/2037          952,980
                                                                             -----            ----------      -----------
          175,000       San Joaquin Hills, CA Transportation Corridor
                        Agency (1)                                           5.250            01/15/2030          173,131
                                                                             -----            ----------      -----------
          400,000       San Joaquin Hills, CA Transportation Corridor
                        Agency (1)                                           5.375            01/15/2029          400,076
                                                                             -----            ----------      -----------
       20,000,000       San Jose, CA Airport (4)                             5.000            03/01/2037       18,975,900
                                                                             -----            ----------      -----------
       35,000,000       San Jose, CA Airport                                 6.000            03/01/2047       36,166,550
                                                                             -----            ----------      -----------
           35,000       San Jose, CA Improvement Bond Act 1915               5.875            09/02/2023           35,385
                                                                             -----            ----------      -----------
        1,260,000       San Jose, CA Multifamily Hsg. (Almaden Senior
                        Hsg. Partners) (1)                                   5.350            07/15/2034        1,279,026
                                                                             -----            ----------      -----------
           25,000       San Jose, CA Special Tax Community Facilities
                        District No. 9 (Bailey Highway 101)                  6.600            09/01/2027           25,790
                                                                             -----            ----------      -----------

                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON             MATURITY         VALUE
--------------------                                                         ------           ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $         25,000       San Jose, CA Unified School District COP             5.125%           06/01/2022      $    25,031
                                                                             -----            ----------      -----------
        1,500,000       San Leandro, CA Community Facilities District
                        No.1 Special Tax                                     6.400            09/01/2019        1,518,885
                                                                             -----            ----------      -----------
        2,980,000       San Marcos, CA Public Facilities Authority           5.050            09/01/2038        2,450,275
                                                                             -----            ----------      -----------
           45,000       San Marcos, CA Public Facilities Authority           5.800            09/01/2027           45,078
                                                                             -----            ----------      -----------
          300,000       San Mateo, CA Joint Powers Financing Authority       5.125            07/15/2032          303,000
                                                                             -----            ----------      -----------
        1,000,000       Santa Ana, CA Financing Authority (Mainplace)        5.600            09/01/2019          999,330
                                                                             -----            ----------      -----------
          575,000       Santa Clara County, CA Hsg. Authority
                        (Rivertown Apartments)                               6.000            08/01/2041          586,103
                                                                             -----            ----------      -----------
           50,000       Santa Clarita, CA Community Facilities
                        District Special Tax                                 5.850            11/15/2032           48,019
                                                                             -----            ----------      -----------
        3,795,000       Santaluz, CA Special Tax Community Facilities
                        District No. 2                                       6.375            09/01/2030        3,799,592
                                                                             -----            ----------      -----------
           10,000       Seaside, CA Redevel. Agency Tax Allocation           5.375            08/01/2033           10,226
                                                                             -----            ----------      -----------
        1,090,000       Shafter, CA Community Devel. Agency Tax
                        Allocation (1)                                       5.400            11/01/2026          993,121
                                                                             -----            ----------      -----------
        3,335,000       Shafter, CA Community Devel. Agency Tax
                        Allocation (1)                                       5.450            11/01/2036        2,916,257
                                                                             -----            ----------      -----------
          355,000       Soledad, CA Redevel. Agency (Soledad Redevel.) (1)   5.350            12/01/2028          362,494
                                                                             -----            ----------      -----------
           15,000       Sonoma County, CA Community Redevel. Agency
                        (Roseland)                                           7.900            08/01/2013           15,181
                                                                             -----            ----------      -----------
        1,235,000       South El Monte, CA Improvement District
                        (Merged Area) (1)                                    5.000            08/01/2030        1,197,802
                                                                             -----            ----------      -----------
        7,995,000       Southern CA Home Financing Authority (Single
                        Family Mtg.)                                         5.800            12/01/2049        8,015,147
                                                                             -----            ----------      -----------
        3,335,000       Southern CA Logistics Airport Authority              5.000            12/01/2043        3,119,926
                                                                             -----            ----------      -----------
       97,775,000       Southern CA Tobacco Securitization Authority         7.100 (2)        06/01/2046        4,751,865
                                                                             -----            ----------      -----------
        8,130,000       Southern CA Tobacco Securitization Authority
                        (TASC) (1)                                           5.000            06/01/2037        6,756,193
                                                                             -----            ----------      -----------
      100,000,000       Southern CA Public Power Authority Natural Gas (4)   3.640 (6)        11/01/2038       72,505,000
                                                                             -----            ----------      -----------
           15,000       Spreckels, CA Union School District                  6.125            08/01/2018           15,050
                                                                             -----            ----------      -----------
        1,935,000       Stockton, CA Community Facilities District           6.125            09/01/2031        1,843,784
                                                                             -----            ----------      -----------
        2,930,000       Stockton, CA Community Facilities District           6.250            09/01/2037        2,813,884
                                                                             -----            ----------      -----------
        5,000,000       Stockton, CA Community Facilities District
                        (Arch Road East No. 99-02)                           5.875            09/01/2037        4,657,050
                                                                             -----            ----------      -----------
        1,350,000       Stockton, CA Public Financing Authority,
                        Series A (1)                                         5.000            09/01/2023        1,365,512
                                                                             -----            ----------      -----------
        1,225,000       Stockton, CA Public Financing Authority,
                        Series A (1)                                         5.000            09/01/2024        1,238,230
                                                                             -----            ----------      -----------
        2,925,000       Stockton, CA Public Financing Authority,
                        Series A (1)                                         5.250            09/01/2031        2,934,565
                                                                             -----            ----------      -----------
        2,930,000       Stockton, CA Public Financing Authority,
                        Series A (1)                                         5.250            09/01/2034        2,913,211
                                                                             -----            ----------      -----------
        7,500,000       Stockton, CA Public Financing Authority,
                        Series A                                             5.250            07/01/2037        7,440,600
                                                                             -----            ----------      -----------
           10,000       Suisun City, CA Public Financing Authority
                        (Suisun City Redevel.)                               5.200            10/01/2028           10,081
                                                                             -----            ----------      -----------
           15,000       Sulphur Springs, CA Unified School District
                        Community Facilities District No. 2002-1-A           6.000            09/01/2033           14,314
                                                                             -----            ----------      -----------
           80,000       Susanville, CA Public Financing Authority            7.750            09/01/2017           80,282
                                                                             -----            ----------      -----------
        2,230,000       Tejon Ranch, CA Public Facilities Finance
                        Authority Special Tax (Community Facilities
                        District No. 1)                                      7.200            09/01/2030        2,305,419
                                                                             -----            ----------      -----------
        2,000,000       Temecula Valley, CA Unified School District
                        Community Facilities District No. 03-2               5.500            09/01/2035        1,837,440
                                                                             -----            ----------      -----------

                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY          VALUE
--------------------                                                         -----            ----------      -----------
CALIFORNIA CONTINUED
                                                                             -----            ----------      -----------
 $         20,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Harveston)            5.100%           09/01/2036      $    16,788
                                                                             -----            ----------      -----------
          990,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) (7)        4.900            09/01/2013          852,687
                                                                             -----            ----------      -----------
          165,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) (7)        5.000            09/01/2014          138,890
                                                                             -----            ----------      -----------
          740,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) (7)        5.050            09/01/2015          607,769
                                                                             -----            ----------      -----------
          805,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) (7)        5.100            09/01/2016          645,642
                                                                             -----            ----------      -----------
        8,000,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) (7)        5.450            09/01/2026        5,606,560
                                                                             -----            ----------      -----------
       13,790,000       Temecula, CA Public Financing Authority
                        Community Facilities District (Roripaugh) (7)        5.500            09/01/2036        9,011,903
                                                                             -----            ----------      -----------
        1,025,000       Tracy, CA Community Facilities District              5.700            09/01/2026          908,816
                                                                             -----            ----------      -----------
        3,105,000       Tracy, CA Community Facilities District              5.750            09/01/2036        2,637,480
                                                                             -----            ----------      -----------
        1,080,000       Tracy, CA Community Facilities District              5.750            09/01/2036          917,384
                                                                             -----            ----------      -----------
        4,560,000       Trinity County, CA COP (7)                           8.500            01/15/2026        4,326,209
                                                                             -----            ----------      -----------
           50,000       Truckee-Donner, CA Public Utility District
                        Special Tax                                          6.100            09/01/2033           48,461
                                                                             -----            ----------      -----------
           60,000       Turlock, CA Public Financing Authority               5.450            09/01/2024           58,445
                                                                             -----            ----------      -----------
           35,000       Union City, CA Special Tax Community
                        Facilities District No. 1997-1                       5.800            09/01/2028           33,255
                                                                             -----            ----------      -----------
       30,000,000       University of California (Regents Medical
                        Center) (4)                                          2.844 (6)        05/15/2047       22,051,500
                                                                             -----            ----------      -----------
           60,000       Upland, CA Community Facilities District (San
                        Antonio)                                             6.000            09/01/2024           61,435
                                                                             -----            ----------      -----------
          100,000       Upland, CA Community Facilities District
                        Special Tax                                          5.900            09/01/2024          101,198
                                                                             -----            ----------      -----------
          200,000       Vacaville, CA Improvement Bond Act 1915 (Nut
                        Tree Assessment District) (1)                        5.600            09/02/2025          192,120
                                                                             -----            ----------      -----------
          195,000       Vacaville, CA Public Financing Authority (1)         5.400            09/01/2022          195,741
                                                                             -----            ----------      -----------
        2,635,000       Val Verde, CA Unified School District                6.000            10/01/2021        2,681,350
                                                                             -----            ----------      -----------
          415,000       Val Verde, CA Unified School District Special
                        Tax                                                  5.450            09/01/2036          385,373
                                                                             -----            ----------      -----------
           30,000       Vallejo, CA COP (Touro University)                   7.375            06/01/2029           32,162
                                                                             -----            ----------      -----------
           50,000       Valley Center-Pauma, CA Unified School
                        District (Woods Valley Ranch)                        6.000            09/01/2033           47,714
                                                                             -----            ----------      -----------
        1,470,000       Ventura County, CA Area Hsg. Authority (Mira
                        Vista Senior Apartments) (1)                         5.150            12/01/2031        1,430,795
                                                                             -----            ----------      -----------
          600,000       Victoria Gardens, CA Public Facilities
                        Community Facilities District of Etiwanda
                        School District                                      6.000            09/01/2027          580,956
                                                                             -----            ----------      -----------
        4,685,000       Victoria Gardens, CA Public Facilities
                        Community Facilities District of Etiwanda
                        School District                                      6.000            09/01/2037        4,440,771
                                                                             -----            ----------      -----------
           50,000       Watsonville, CA Redevel. Agency Tax Allocation
                        (Watsonville 2000 Redevel.)                          5.000            09/01/2024           49,611
                                                                             -----            ----------      -----------
           30,000       West Hills, CA Community College District            5.000            08/01/2029           30,008
                                                                             -----            ----------      -----------
          135,000       West Patterson, CA Financing Authority Special
                        Tax                                                  6.100            09/01/2032          131,076
                                                                             -----            ----------      -----------
        4,900,000       West Sacramento, CA Financing Authority
                        Special Tax                                          6.100            09/01/2029        4,833,409
                                                                             -----            ----------      -----------
        2,000,000       West Sacramento, CA Special Tax Community
                        Facilities District No. 23                           5.300            09/01/2037        1,706,720
                                                                             -----            ----------      -----------
          700,000       Westside, CA Union School District                   5.000            09/01/2026          607,642
                                                                             -----            ----------      -----------

                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

      PRINCIPAL
       AMOUNT                                                                COUPON            MATURITY           VALUE
--------------------                                                         -----            ----------      --------------
CALIFORNIA CONTINUED
                                                                             -----            ----------      --------------
 $      3,860,000       Westside, CA Union School District                   5.000%           09/01/2036      $    3,150,493
                                                                             -----            ----------      --------------
        4,200,000       Westside, CA Union School District                   5.250            09/01/2036           3,564,330
                                                                             -----            ----------      --------------
           10,000       Woodland, CA Special Tax Community Facilities
                        District No. 1                                       6.000            09/01/2028               9,730
                                                                             -----            ----------      --------------
        3,550,000       Yuba City, CA Redevel. Agency                        5.250            09/01/2039           3,448,790
                                                                             -----            ----------      --------------
           15,000       Yucaipa, CA Redevel. Agency (Eldorado Palms
                        Mobile Home)                                         6.000            05/01/2030              14,634
                                                                                                              --------------
                                                                                                               2,245,963,816
                                                                                                              --------------
U.S. POSSESSIONS -- 6.0%
        3,180,000       Northern Mariana Islands Ports Authority,
                        Series A (1)                                         5.500            03/15/2031           2,776,490
                                                                             -----            ----------      --------------
        1,910,000       Northern Mariana Islands Ports Authority,
                        Series A (1)                                         6.250            03/15/2028           1,658,950
                                                                             -----            ----------      --------------
        3,700,000       Puerto Rico Aqueduct & Sewer Authority (1)           0.000 (3)        07/01/2024           3,196,504
                                                                             -----            ----------      --------------
        3,500,000       Puerto Rico Aqueduct & Sewer Authority               6.000            07/01/2038           3,667,965
                                                                             -----            ----------      --------------
        1,950,000       Puerto Rico Aqueduct & Sewer Authority               6.000            07/01/2044           2,042,021
                                                                             -----            ----------      --------------
       35,000,000       Puerto Rico Highway & Transportation
                        Authority, Series N (4)                              2.337 (6)        07/01/2045          22,970,447
                                                                             -----            ----------      --------------
        6,055,000       Puerto Rico ITEMECF (Cogeneration Facilities) (1)    6.625            06/01/2026           6,225,690
                                                                             -----            ----------      --------------
        2,290,000       Puerto Rico ITEMECF (Mennonite General
                        Hospital) (1)                                        6.500            07/01/2012           2,279,443
                                                                             -----            ----------      --------------
       40,340,000       Puerto Rico Port Authority (American
                        Airlines), Series A (1)                              6.250            06/01/2026          28,720,870
                                                                             -----            ----------      --------------
       27,000,000       V.I. Public Finance Authority (Hovensa Coker)        6.500            07/01/2021          27,688,738
                                                                             -----            ----------      --------------
        4,515,000       V.I. Public Finance Authority, Series A (1)          6.375            10/01/2019           4,824,548
                                                                             -----            ----------      --------------

        5,150,000       V.I. Public Finance Authority, Series E (1)          6.000            10/01/2022           5,176,677
                                                                                                              --------------

                                                                                                                 111,228,343
                                                                                                              --------------

TOTAL INVESTMENTS, AT VALUE (COST $2,634,778,265)-127.3%                                                       2,357,192,159
                                                                                                              --------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(27.3)                                                                    (505,670,705)
                                                                                                              --------------
NET ASSETS-100.0%                                                                                             $1,851,521,454
                                                                                                              ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2.    Zero coupon bond reflects effective yield on the date of purchase.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

5.    Issue is in default. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Illiquid security. The aggregate value of illiquid securities as of April 30, 2008 was $67,148,245, which represents 3.63% of the Fund's net assets.
See accompanying Notes.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

9.    Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG         Association of Bay Area Governments

AHEF         American Heritage Education Foundation

CDA          Communities Devel. Authority

CHCC         Community Hospitals of Central California

COP          Certificates of Participation

                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

ECHS         Escondido Charter High School

FCHMC        Fresno Community Hospital & Medical Center

GO           General Obligation

GP           General Purpose

HFA          Housing Finance Agency/Authority

HK-8CS       Heritage K-8 Charter School

IDA          Industrial Devel. Agency

ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities

M-S-R Modesto Irrigation District of the City of Santa Clara and the City of Redding

RIBS         Residual Interest Bonds

RITES        Residual Interest Tax Exempt Security

ROLs         Residual Option Longs

SHF          Sierra Hospital Foundation

TASC         Tobacco Settlement Asset-Backed Bonds

V.I.         United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may invest up to 20% of its total assets (which includes the effects of leverage) in inverse floaters. Inverse floaters, including the effects of leverage, amount to $364,944,950 as of April 30, 2008.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating

                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At April 30, 2008, municipal bond holdings with a value of $478,742,185 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $443,995,000 in short-term floating rate notes issued and outstanding at that date.

At April 30, 2008, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                      COUPON           MATURITY
  AMOUNT                         INVERSE FLOATER (1)                           RATES (2)           DATE              VALUE
-----------   -----------------------------------------------------           --------          --------       ---------------
$2,495,000    CA Dept. of Veterans Affairs Home Purchase ROLs                   11.889%           12/1/27       $   2,144,253

 3,945,000    CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs             14.513             8/1/43           3,987,290

 2,500,000    CA Home Mtg. Finance Authority (Homebuyers Fund) ROLs             11.520             2/1/29           2,041,600

 2,430,000    CA Port of Oakland RITES                                          11.736            11/1/22           2,253,145

 1,250,000    CA Port of Oakland ROLs (3)                                       12.370            11/1/15           1,336,625

 1,250,000    CA Port of Oakland ROLs (3)                                       12.870            11/1/17           1,323,100

 5,125,000    CA Port of Oakland ROLs (3)                                        9.370            11/1/32           3,780,815

39,095,000    CA Statewide CDA ROLs (3)                                          2.433             4/1/36          11,599,877

13,125,000    Long Beach, CA Bond Finance Authority Natural Gas ROLs (3)        13.020           11/15/37           9,718,013

12,000,000    Long Beach, CA Bond Finance Authority Natural Gas ROLs (3)        14.915           11/15/33          (4,497,000)

 2,375,000    Los Angeles, CA Dept. of Water & Power RITES                      12.090             7/1/24           2,448,435

 4,400,000    Los Angeles, CA Harbor Dept. ROLs                                  7.571             8/1/25           4,059,880

 4,625,000    Los Angeles, CA Harbor Dept. ROLs                                  7.572             8/1/26           4,297,828

 3,000,000    Northern CA Gas Authority ROLs (3)                                10.746             7/1/27          (1,199,250)

   200,000    Northern CA Gas Authority ROLs (3)                                10.249             7/1/17              38,800

 4,000,000    Northern CA Gas Authority ROLs (3)                                10.249             7/1/19             476,200

 3,335,000    Northern CA Gas Authority ROLs                                     6.233             7/1/27             535,501

                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

11,670,000    Puerto Rico Highway & Transportation Authority ROLs (3)            4.434             7/1/45            (359,553)

 3,145,000    Sacramento, CA Hsg. Authority ROLs                                12.223             6/1/37           2,787,791

 2,445,000    San Diego, CA Unified School District GO RITES                    12.906             7/1/23           3,441,435

 5,000,000    San Jose, CA Airport ROLs (3)                                      7.570             3/1/37           3,975,900

10,000,000    Southern CA Public Power Authority Natural Gas ROLs (3)           25.434            11/1/38         (17,495,000)

 6,000,000    University of California (Regents Medical Center) ROLs (3)        18.758            5/15/47          (1,948,500)
                                                                                                                -------------
                                                                                                                $  34,747,185
                                                                                                                =============


1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 22-23 of the Statement of Investments.

2.    Represents the current interest rate for a variable rate bond.

3.    Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of April 30, 2008, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $352,285,000.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of April 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                 WHEN-ISSUED OR DELAYED DELIVERY
                                                        BASIS TRANSACTIONS
                                                 -------------------------------
                 Purchased securities                      $14,631,300
                 Sold securities                            14,655,450

                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008  / UNAUDITED

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2008, securities with an aggregate market value of $4,858,892, representing 0.26% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of April 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1, 250,000,000, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.9709% as of April 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of April 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.9709%. Details of the borrowings for the period ended April 30, 2008 are as follows:

                   Average Daily Loan Balance                $63,429,927
                   Average Daily Interest Rate                    4.688%
                   Fees Paid                                    $229,024
                   Interest Paid                             $ 2,312,970

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the

                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

OPPENHEIMER CALIFORNIA MUNICIPAL FUND
STATEMENT OF INVESTMENTS APRIL 30, 2008 / UNAUDITED

inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  2,648,313,894
                                              ================

Gross unrealized appreciation                 $     19,198,297
Gross unrealized depreciation                     (310,320,032)
                                              ----------------
Net unrealized depreciation                   $   (291,121,735)
                                              ================

                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: 06/10/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 06/10/2008